Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	NOW
Entity Registrant Name	SERVICENOW, INC.
Entity Central Index Key	0001373715
Entity Filer Category	Non-accelerated Filer

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Current assets:
Cash and cash equivalents	$ 116,976	$ 68,088	$ 59,853	$ 29,402
Restricted cash	37	45	45	395
Short-term investments	139,485
Accounts receivable, net	55,924	44,860	24,495	9,732
Current portion of deferred commissions	12,236	6,087	3,922	2,267
Prepaid expenses and other current assets	5,675	9,883	8,578	5,696
Current portion of deferred tax assets	1,544	1,544
Total current assets	331,877	130,507	96,893	47,492
Deferred commissions, less current portion	9,734	4,597	1,941	2,052
Property and equipment, net	39,086	20,695	9,467	1,698
Other assets	1,507	524	445	127
Total assets	382,204	156,323	108,746	51,369
Current liabilities:
Accounts payable	5,680	9,411	2,098	1,570
Accrued expenses and other current liabilities	32,038	25,608	18,584	12,729
Current portion of deferred revenue	128,970	91,087	66,894	31,282
Current portion of deferred rent		455	410	113
Total current liabilities	166,688	126,561	87,986	45,694
Deferred revenue, less current portion	18,976	13,549	7,752	9,449
Deferred rent, less current portion	433	2,935	3,132	249
Other long-term liabilities	4,839	2,532	397	12
Total liabilities	190,936	145,577	99,267	55,404
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock
Common stock	123	22	21	16
Additional paid-in capital	286,376	9,793	2,936
Accumulated other comprehensive income	326	899	118	8
Accumulated deficit	(95,557)	(68,140)	(61,456)	(71,286)
Total stockholders' equity (deficit)	191,268	(57,426)	(58,381)	(71,262)
Total liabilities, convertible preferred stock and stockholders' equity (deficit)	382,204	156,323	108,746	51,369
Series C redeemable convertible preferred stock
Convertible preferred stock:
Convertible preferred stock		5,957	5,948	5,930
Series A redeemable convertible preferred stock
Convertible preferred stock:
Convertible preferred stock		3,805	3,704	3,504
Series B redeemable convertible preferred stock
Convertible preferred stock:
Convertible preferred stock		7,165	6,963	6,548
Series D convertible preferred stock
Convertible preferred stock:
Convertible preferred stock		$ 51,245	$ 51,245	$ 51,245

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2011 Series C redeemable convertible preferred stock	Jun. 30, 2011 Series C redeemable convertible preferred stock	Jun. 30, 2010 Series C redeemable convertible preferred stock	Dec. 31, 2011 Series A redeemable convertible preferred stock	Jun. 30, 2011 Series A redeemable convertible preferred stock	Jun. 30, 2010 Series A redeemable convertible preferred stock	Dec. 31, 2011 Series B redeemable convertible preferred stock	Jun. 30, 2011 Series B redeemable convertible preferred stock	Jun. 30, 2010 Series B redeemable convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Jun. 30, 2011 Series D convertible preferred stock	Jun. 30, 2010 Series D convertible preferred stock
Par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Authorized	10,000,000	10,000,000	10,000,000	10,000,000	983,606	983,606	983,606	2,500,000	2,500,000	2,500,000	4,040,488	4,040,488	4,040,488	3,830,379	3,830,379	3,830,379
Preferred Stock, Shares Issued	0	0	0	0	983,606	983,606	983,606	2,500,000	2,500,000	2,500,000	3,988,636	3,988,636	3,988,636	3,830,379	3,830,379	3,830,379
Outstanding	0	0	0	0	983,606	983,606	983,606	2,500,000	2,500,000	2,500,000	3,988,636	3,988,636	3,988,636	3,830,379	3,830,379	3,830,379
Par Value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Liquidation preference					$ 6,000			$ 3,805			$ 7,165			$ 51,640
Authorized	600,000,000	600,000,000	600,000,000	600,000,000
Issued	123,371,566	22,229,978	20,772,944	16,493,488
Common stock outstanding	123,371,566	22,229,978	20,772,944	16,493,488

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenues:
Subscription	$ 64,886	$ 33,191	$ 141,640	$ 76,331	$ 79,191	$ 40,078	$ 17,841
Professional services and other	8,489	4,753	26,910	12,563	13,450	3,251	1,474
Total revenues	73,375	37,944	168,550	88,894	92,641	43,329	19,315
Cost of revenues:
Subscription	15,073	6,096	43,182	15,538	15,311	6,378	3,140
Professional services and other	12,850	6,778	28,519	15,095	16,264	9,812	4,711
Total cost of revenues	27,923	12,874	71,701	30,633	31,575	16,190	7,851
Gross profit	45,452	25,070	96,849	58,261	61,066	27,139	11,464
Operating expenses:
Sales and marketing	32,501	13,728	74,356	34,375	34,123	19,334	8,499
Research and development	7,030	2,758	26,098	7,003	7,004	7,194	2,433
General and administrative	10,084	3,417	24,441	10,471	9,379	28,810	6,363
Total operating expenses	49,615	19,903	124,895	51,849	50,506	55,338	17,295
Income (loss) from operations	(4,163)	5,167	(28,046)	6,412	10,560	(28,199)	(5,831)
Interest and other income (expense), net	(1,446)	289	1,148	(412)	606	(1,226)	(27)
Income (loss) before provision for income taxes	(5,609)	5,456	(26,898)	6,000	11,166	(29,425)	(5,858)
Provision for income taxes	1,075	653	519	852	1,336	280	48
Net income (loss)	(6,684)	4,803	(27,417)	5,148	9,830	(29,705)	(5,906)
Net income (loss) per share attributable to common stockholders:
Basic	$ (0.33)	$ 0.04	$ (0.49)	$ 0.05	$ 0.09	$ (1.31)	$ (0.17)
Diluted	$ (0.33)	$ 0.04	$ (0.49)	$ 0.04	$ 0.08	$ (1.31)	$ (0.17)
Weighted-average shares used to compute net income (loss) per share attributable to common stockholders:
Basic	21,104,219	17,156,445	57,089,411	19,695,440	18,163,977	23,157,576	39,039,066
Diluted	21,104,219	27,622,357	57,089,411	30,612,539	28,095,486	23,157,576	39,039,066
Other comprehensive income (loss), before tax:
Foreign currency translation and remeasurement adjustments	807	(49)	(479)	439	167	(43)	50
Unrealized loss on short-term investments			(34)
Provision for (benefit from) income taxes	26	(14)	60	48	57	(15)	18
Other comprehensive income (loss), net of tax	781	(35)	(573)	391	110	(28)	32
Comprehensive income (loss)	$ (5,903)	$ 4,768	$ (27,990)	$ 5,539	$ 9,940	$ (29,733)	$ (5,874)

Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Stock-based compensation	$ 5,637	$ 1,121	$ 18,588	$ 4,224	$ 2,954	$ 545	$ 127
Subscription
Stock-based compensation	674	225	2,514	524	548	48	6
Professional services and other
Stock-based compensation	193	37	964	151	117	28	11
Sales and Marketing
Stock-based compensation	2,010	431	6,852	1,373	1,004	277	45
Research And Development
Stock-based compensation	704	207	4,121	524	468	90	50
General and Administrative Expense
Stock-based compensation	$ 2,056	$ 221	$ 4,137	$ 1,652	$ 817	$ 102	$ 15

Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Accumulated Deficit USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)	IPO	IPO Common Stock	Series C redeemable convertible preferred stock	Series C redeemable convertible preferred stock Redeemable Convertible Preferred Stock USD ($)	Series A redeemable convertible preferred stock	Series A redeemable convertible preferred stock Redeemable Convertible Preferred Stock USD ($)	Series B redeemable convertible preferred stock	Series B redeemable convertible preferred stock Redeemable Convertible Preferred Stock USD ($)	Series D convertible preferred stock	Series D convertible preferred stock Redeemable Convertible Preferred Stock USD ($)
Beginning Balance at Jun. 30, 2008	$ (13,112)	$ 40		$ (13,156)	$ 4						$ 3,092		$ 5,718
Beginning Balance (in shares) at Jun. 30, 2008		40,487,504								2,500,000		3,988,636
Stock option exercises (in shares)	348,328	348,328
Stock option exercises	7	1	6
Stock issued								983,606
Stock issued									5,907
Buyback and retirement of common stock	(2,213)	(8)	(133)	(2,072)
Buyback and retirement of common stock (in shares)		(7,868,848)
Stock-based compensation	127		127
Accretion of preferred stock dividends and issuance costs	(625)			(625)					4		206		415
Other comprehensive income	32				32
Net income (loss)	(5,906)			(5,906)
Ending Balance at Jun. 30, 2009	(21,690)	33		(21,759)	36				5,911		3,298		6,133
Ending Balance (in shares) at Jun. 30, 2009		32,966,984						983,606		2,500,000		3,988,636
Stock option exercises (in shares)	7,036,768	7,036,768
Stock option exercises	241	7	234
Stock issued														2,990,635
Stock issued															51,245
Buyback and retirement of common stock	(19,985)	(24)	(779)	(19,182)
Buyback and retirement of common stock (in shares)		(23,510,264)
Stock-based compensation	545		545
Accretion of preferred stock dividends and issuance costs	(640)			(640)					19		206		415
Other comprehensive income	(28)				(28)
Net income (loss)	(29,705)			(29,705)
Ending Balance at Jun. 30, 2010	(71,262)	16		(71,286)	8				5,930		3,504		6,548		51,245
Ending Balance (in shares) at Jun. 30, 2010		16,493,488						983,606		2,500,000		3,988,636		2,990,635
Stock option exercises (in shares)	4,279,456	4,279,456
Stock option exercises	446	5	441
Tax benefit from exercise of nonqualified stock options	138		138
Vesting of early exercised stock options	36		36
Stock-based compensation	2,954		2,954
Accretion of preferred stock dividends and issuance costs	(633)		(633)						18		200		415
Other comprehensive income	110				110
Net income (loss)	9,830			9,830
Ending Balance at Jun. 30, 2011	(58,381)	21	2,936	(61,456)	118				5,948		3,704		6,963		51,245
Ending Balance (in shares) at Jun. 30, 2011		20,772,944						983,606		2,500,000		3,988,636		2,990,635
Stock option exercises (in shares)	1,469,118	1,469,118
Stock option exercises	1,284	1	1,283
Tax benefit from exercise of nonqualified stock options	41		41
Vesting of early exercised stock options	208		208
Buyback and retirement of common stock (in shares)		(12,084)
Stock-based compensation	5,637		5,637
Accretion of preferred stock dividends and issuance costs	(312)		(312)						9		101		202
Other comprehensive income	781				781
Net income (loss)	(6,684)			(6,684)
Ending Balance at Dec. 31, 2011	(57,426)	22	9,793	(68,140)	899				5,957		3,805		7,165		51,245
Ending Balance (in shares) at Dec. 31, 2011		22,229,978						983,606		2,500,000		3,988,636		2,990,635
Issuance of common stock upon initial public offering, net of offering costs	169,784	10	169,774
Conversion of preferred stock to common stock upon initial public offering (in shares)	83,703,016	83,703,016						(983,606)		(2,500,000)		(3,988,636)		(2,990,635)
Conversion of preferred stock to common stock upon initial public offering	68,480	84	68,396						(5,966)		(3,905)		(7,364)		(51,245)
Stock option exercises (in shares)	5,523,840	5,523,840
Stock option exercises	2,349	5	2,344
Stock issued		1,750,980					10,350,000
Stock issued	17,848	2	17,846
Tax benefit from exercise of nonqualified stock options	533		533
Vesting of early exercised stock options	1,287		1,287
Buyback of restricted common stock		(2,084)
Buyback and retirement of common stock	(1,960)		(1,960)
Buyback and retirement of common stock (in shares)		(184,164)
Stock-based compensation	18,671		18,671
Accretion of preferred stock dividends and issuance costs	(308)		(308)						9		100		199
Other comprehensive income	(573)				(573)
Net income (loss)	(27,417)			(27,417)
Ending Balance at Sep. 30, 2012	$ 191,268	$ 123	$ 286,376	$ (95,557)	$ 326
Ending Balance (in shares) at Sep. 30, 2012		123,371,566

Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Common Stock	Jun. 30, 2009 Redeemable Convertible Preferred Stock Series C redeemable convertible preferred stock	Jun. 30, 2010 Redeemable Convertible Preferred Stock Series D convertible preferred stock
Stock issuance cost	$ 12	$ 93	$ 395

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended				9 Months Ended				12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Sep. 30, 2012		Sep. 30, 2011		Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Cash flows from operating activities:
Net income (loss)	$ (6,684)		$ 4,803		$ (27,417)		$ 5,148		$ 9,830		$ (29,705)		$ (5,906)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	2,045		502		8,842		1,794		1,472		369		164
Amortization of premiums on short-term investments, net					594
Amortization of deferred commissions	3,492		1,642		9,264		3,942		4,023		2,189		458
Stock-based compensation	5,637		1,121		18,588		4,224		2,954		545		127
Tax benefit from exercise of stock options	(41)		(117)		(533)		(21)		(138)
Expense for preferred stock warrants											702		61
Bad debt expense					148						64		5
(Gain) Loss on disposal of property and equipment	72				(1)		60		60
Lease abandonment costs					2,922
Changes in operating assets and liabilities:
Accounts receivable	(20,365)		(7,631)		(11,065)		(7,768)		(14,762)		(5,176)		(1,981)
Deferred commissions	(8,313)		(2,180)		(20,525)		(6,419)		(5,568)		(5,271)		(1,694)
Prepaid expenses and other current assets	(1,355)	[1]	(560)	[1]	4,242	[1]	(2,092)	[1]	(2,872)	[1]	(4,851)	[1]	(778)	[1]
Other assets	(90)		(88)		(35)		(268)		(308)		(91)		97
Accounts payable	1,490		(845)		(106)		1,866		254		912		191
Accrued expenses and other current liabilities	6,921		1,569		4,644		4,239		5,438		8,901		2,443
Deferred rent	(151)		(57)		(2,957)		3,153		3,179		(85)		62
Deferred revenue	29,990		12,557		43,081		28,589		33,915		23,953		6,911
Other long-term liabilities	572		(5)		2,409		(6)		(9)		12
Net cash provided by (used in) operating activities	13,220		10,711		32,095		36,441		37,468		(7,532)		160
Cash flows from investing activities:
Purchases of property and equipment	(7,959)		(2,057)		(32,156)		(9,193)		(8,733)		(1,584)		(327)
Purchases of short-term investments					(146,922)
Sale of short-term investments					1,025
Maturities of short-term investments					5,800
Restricted cash			200		8		150		350		129		(524)
Net cash used in investing activities	(7,959)		(1,857)		(172,245)		(9,043)		(8,383)		(1,455)		(851)
Cash flows from financing activities:
Net proceeds from initial public offering					169,799
Proceeds from exercise of stock options	1,284		105		2,349		1,309		446		241		7
Proceeds from early exercise of stock options	844				1,024		1,457		643
Tax benefit from exercise of stock options	41		117		533		21		138
Net proceeds from issuance of convertible preferred stock											51,245		5,907
Net proceeds from issuance of common stock					17,848
Purchases of common stock and restricted stock from stockholders	(15)				(1,960)						(20,814)		(2,213)
Net cash provided by financing activities	2,154		222		189,593		2,787		1,227		30,672		3,701
Foreign currency effect on cash and cash equivalents	820		(21)		(555)		394		139		(71)		6
Net increase in cash and cash equivalents	8,235		9,055		48,888		30,579		30,451		21,614		3,016
Cash at beginning of period	59,853		29,402		68,088		38,457		29,402		7,788		4,772
Cash and cash equivalents at end of period	68,088		38,457		116,976		69,036		59,853		29,402		7,788
Supplemental disclosures of other cash flow information:
Interest paid			1		3		4		5		10		4
Taxes paid	360				1,241		1,758		1,403		4		5
Non-cash investing and financing activities:
Property and equipment included in accounts payable and accrued expenses	6,296		369		3,768		1,785		756		196		7
Property and equipment acquired under capital leases											25
Vesting of early exercised stock options	208				1,287		109		36
Accretion of preferred stock dividends and issuance costs	312		320		308		471		633		640		625
Deferred offering costs not yet paid					$ 15

[1]	Includes $5.3 million payment received from our founder during the nine months ended September 30, 2012. Refer to Note 15.

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Prepaid expenses and other current assets	$ 5,300	$ 5,300	$ 5,300	$ 5,300

Description of Business	9 Months Ended
Sep. 30, 2012
Description of Business

(1)    Description of the Business

ServiceNow, Inc. is a leading provider of cloud-based services to automate enterprise Information Technology, or IT operations. Our service includes a suite of applications built on our proprietary platform that automates workflow and integrates related business processes. We focus on transforming enterprise IT by automating and standardizing business processes and consolidating IT across the global enterprise. Organizations deploy our service to create a single system of record for enterprise IT, to lower operational costs and to enhance efficiency. Additionally, our customers use our extensible platform to build custom applications for automating activities unique to their business requirements.

Summary of Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

Initial Public Offering (unaudited)

On July 5, 2012, we closed our initial public offering of 13,397,500 shares of common stock at an offering price of $18.00 per share. The offering included 10,350,000 shares sold and issued by us and 3,047,500 shares sold by our founder. The shares sold in the offering included 1,350,000 shares and 397,500 shares sold by us and our founder, respectively, pursuant to the underwriters’ full exercise of their overallotment option. The net proceeds to us from the offering were approximately $173.3 million after deducting underwriting discounts and commissions, and before deducting total estimated expenses in connection with the offering of $3.5 million.

Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, or GAAP, and include our accounts and the accounts of our wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.

Stock Split

The consolidated financial statements reflect three 2-for-1 stock splits of our common stock with no corresponding change in par value, approved by the board of directors and stockholders, effective July 30, 2010, May 13, 2011 and December 15, 2011. Share and per share amounts have been retroactively restated to reflect the stock splits for all periods presented.

Per the terms of the convertible preferred stock, each stock split results in a proportional adjustment to the conversion ratio of each series of the convertible preferred stock. Upon the closing of our initial public offering on July 5, 2012, all of the outstanding 10,462,877 shares of convertible preferred stock converted into an aggregate of 83,703,016 shares of common stock.

Fiscal Year Change

On February 3, 2012, our board of directors approved a change to our fiscal year end from June 30 to December 31. Included in this report is the transition period for the six months ended December 31, 2011. Accordingly, we present the consolidated balance sheets as of June 30, 2010 and 2011, December 31, 2011 and September 30, 2012, and the consolidated statements of comprehensive income (loss), changes in convertible preferred stock and stockholders’ equity (deficit), and cash flows for the fiscal years ended June 30, 2009, 2010 and 2011, the six months ended December 31, 2010 and 2011 and the three months ended September 30, 2011 and 2012. References to fiscal 2009, 2010 and 2011 still refer to the fiscal years ended June 30, 2009, June 30, 2010 and June 30, 2011, respectively.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Items subject to the use of estimates include revenue recognition, reserves for trade accounts receivable, useful lives of fixed assets, certain accrued liabilities including our facility exit obligation, the determination of the provision for income taxes, the fair value of stock awards and loss contingencies.

Unaudited Interim Financial Information

The accompanying consolidated statements of comprehensive income (loss) and cash flows for the six months ended December 31, 2010 and the nine months ended September 30, 2011 and 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments necessary to state fairly our results of operations and cash flows for the six months ended December 31, 2010 and the nine months ended September 30, 2011 and 2012. The financial data and the other information disclosed in these notes to the consolidated financial statements related to the six-month period and the nine-month periods are unaudited.

Segments

We define the term “chief operating decision maker” to be our Chief Executive Officer. Our Chief Executive Officer reviews the financial information presented on a consolidated basis, accompanied by disaggregated information about revenue by geographic region for purposes of allocating resources and evaluation of financial performance. Accordingly, we have determined that we operate in a single reporting segment, enterprise IT operations management.

Foreign Currency Translation

The functional currencies for our foreign subsidiaries are their local currencies. Assets and liabilities of the wholly-owned foreign subsidiaries are translated into U.S. dollars at exchange rates in effect at each period end. Amounts classified in stockholders’ equity (deficit) are translated at historical exchange rates. Revenues and expenses are translated at the average exchange rates during the period. The resulting translation adjustments are recorded in accumulated other comprehensive income as a component of stockholders’ equity (deficit).

Allocation of Overhead Costs

Overhead associated with benefits, facilities, IT costs and depreciation is allocated to cost of revenues and operating expenses based on headcount.

Revenue Recognition

We derive our revenues from two sources: (i) subscriptions and (ii) professional services and other. Subscription revenues are primarily comprised of fees which give customers access to our suite of on-demand applications, as well as access to our extensible platform to build custom applications. Our contracts typically do not give the customer the right to take possession of the software supporting the solution. Professional services and other revenues consist of fees associated with the implementation and configuration of our service. Professional services and other revenues also include customer training and attendance and sponsorship fees for Knowledge, our annual user conference.

We commence revenue recognition when all of the following conditions are met:

•	There is persuasive evidence of an arrangement;

•	The service has been provided to the customer;

•	The collection of related fees is reasonably assured; and

•	The amount of fees to be paid by the customer is fixed or determinable.

Signed agreements are used as evidence of an arrangement. If a signed contract by the customer does not exist, we have historically used either a purchase order or a signed order form as evidence of an arrangement. In cases where both a signed contract and either a purchase order or signed order form exist, we consider the signed contract to be the final persuasive evidence of an arrangement.

Subscription revenues are recognized ratably over the contract term beginning on the commencement date of each contract, which is the date we make our service available to our customers. Once our service is available to customers, amounts that have been invoiced are recorded in accounts receivable and in deferred revenue. Our professional services are priced either on a fixed-fee basis or on a time-and-materials basis. Professional services and other revenues are recognized as the services are delivered using a proportional performance model. Such services are delivered over a short period of time. In instances where final acceptance of the services are required before revenues are recognized, revenues and the associated costs are deferred until all acceptance criteria have been met.

We assess collectibility based on a number of factors such as past collection history with the customer and creditworthiness of the customer. If we determine collectibility is not reasonably assured, we defer revenue recognition until collectibility becomes reasonably assured. We assess whether the fee is fixed or determinable based on the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. Our arrangements do not include general rights of return.

We have multiple element arrangements comprised of subscription fees and professional services. In October 2009, the Financial Accounting Standards Board, or FASB, ratified authoritative accounting guidance regarding revenue recognition for arrangements with multiple deliverables effective for fiscal periods beginning on or after June 15, 2010. The guidance affects the determination of separate units of accounting in arrangements with multiple deliverables and the allocation of transaction consideration to each of the identified units of accounting. Previously, a delivered item was considered a separate unit of accounting when (i) it had value to the customer on a stand-alone basis, (ii) there was objective and reliable evidence of the fair value of the undelivered items, and (iii) there was no general right of return relative to the delivered services or the performance of the undelivered services was probable and substantially controlled by the vendor. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor-specific objective evidence, or VSOE, of selling price or third-party evidence, or TPE, of selling price if VSOE does not exist. If neither VSOE nor TPE of selling price exists for a deliverable, the guidance requires an entity to determine the best estimate of selling price, or BESP.

Prior to the adoption of this authoritative accounting guidance, we did not have objective and reliable evidence of fair value for the items in our multiple element arrangements. As a result, we accounted for subscription and professional services revenues as one unit of account and recognized total contracted revenues ratably over the contracted term of the subscription agreement.

We adopted the new guidance on a prospective basis for fiscal 2011. As a result, this guidance was applied to all revenue arrangements entered into or materially modified since July 1, 2010. Upon adoption of this authoritative accounting guidance, we have accounted for subscription and professional services revenues as separate units of accounting. To qualify as a separate unit of accounting, the delivered item must have value to the customer on a standalone basis. Our subscription service has standalone value as it is routinely sold separately by us. In determining whether professional services have standalone value, we consider the following factors for each professional services agreement: availability of the services from other vendors, the nature of the professional services, the timing of when the professional services contract was signed in comparison to the subscription service start date and the contractual dependence of the subscription service on the customer’s satisfaction with the professional services work. Our professional services, including implementation and configuration services, are not so unique and complex that other vendors cannot provide them. In some instances, our customers independently contract with third-party vendors to do the implementation and we regularly outsource implementation services to contracted third-party vendors. As a result, we concluded professional services, including implementation and configuration services, have standalone value. Our on-demand application is fully functional without any additional development, modification or customization. We provide customers access to our subscription service at the beginning of the contract term.

We determine the selling price of each deliverable in the arrangement using the relative-selling price method based on the selling price hierarchy. The selling price for each unit of account is based on the BESP since VSOE and TPE are not available for our subscription service or professional services and other. The BESP for each deliverable is determined primarily by considering the historical selling price of these deliverables in similar transactions as well as other factors, including, but not limited to, market competition, review of stand-alone sales and pricing practices. The total arrangement fee for these multiple element arrangements is then allocated to the separate units of account based on the relative selling price. The method used to determine the BESP for our subscription service is consistent with the method used to determine prices for our services that are sold regularly on a standalone basis. In determining the appropriate pricing structure, we consider the extent of competitive pricing of similar products, marketing analyses and other feedback from analysts. We price our subscription service based on the number of users with a defined process role, according to a tiered structure. The BESP for our subscription service is based upon the historical selling price of these deliverables. Prior to December 2011, our professional services were priced on a fixed-fee basis as a percentage of the subscription fee. We also prepared a standard build-up cost analysis to estimate the fixed fee for our professional services based on the estimated level of effort to complete the professional services. If professional services were priced below the expected range due to discounting, fees allocated to professional services were limited to the amount not contingent upon the delivery of our subscription service. In December 2011, we began shifting our pricing model for professional services to a time-and-materials basis.

In limited circumstances, we grant certain customers the right to deploy our subscription service on the customers’ own servers without significant penalty. We have analyzed all of the elements in these particular multiple element arrangements and determined we do not have sufficient VSOE of fair value to allocate revenue to our subscription service and professional services. We defer all revenue under the arrangement until the commencement of the subscription service and any associated professional services. Once the subscription service and the associated professional services have commenced, the entire fee from the arrangement is recognized ratably over the remaining period of the arrangement.

Deferred Revenue

Deferred revenue consists primarily of payments received in advance of revenue recognition from our subscriptions and professional services and other described above and is recognized as the revenue recognition criteria are met. We generally invoice our customers in annual installments for subscription service. Accordingly, the deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable subscription license agreements. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current portion of deferred revenue and the remaining portion is recorded as long-term.

Deferred Commissions

Deferred commissions are the incremental costs that are directly associated with our non-cancelable subscription contracts with customers and consist of sales commissions paid to our direct sales force and referral fees paid to independent third-parties. The commissions are deferred and amortized on a straight-line basis over the non-cancelable terms of the related customer contracts. Amortization of deferred commissions is included in sales and marketing expense in the consolidated statements of comprehensive income (loss).

Fair Value Measurements

Our financial instruments consist primarily of cash equivalents, short-term investments, accounts receivable, accounts payable and accrued expenses. These financial instruments are stated at their respective carrying values, which approximate their fair values, due to their short-term nature.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We use a fair value hierarchy that is based on three levels of inputs, of which the first two are considered observable and the last unobservable. Our assets and liabilities are classified as Level 1, 2 or 3 within the following fair value hierarchy:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access;

Level 2—Inputs other than Level 1 that are directly or indirectly observable, such as quoted prices for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities, such as interest rates, yield curves and foreign currency spot rates; and

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. Our cash and cash equivalents generally consist of investments in money market mutual funds and commercial paper. Cash and cash equivalents are stated at fair value.

Restricted Cash

Cash balances pledged as collateral for letters of credit are considered to be restricted cash and classified as such in the consolidated balance sheets. During fiscal 2010, we entered into fully secured letters of credit with a financial institution for two building lease arrangements in lieu of cash security deposits. These letter of credit agreements replaced our prior agreement with another financial institution, which was not terminated until fiscal 2011. As such, we had two letters of credit outstanding on the same building lease arrangement and a third letter of credit outstanding on another building lease arrangement as of June 30, 2010. These letters of credit were fully secured by certificates of deposit resulting in restricted cash of $0.4 million as of June 30, 2010.

During fiscal 2011, we relocated our San Diego office and terminated the lease on our former premises. As a result, a letter of credit fully secured by a certificate of deposit was maintained for only one building lease arrangement at June 30, 2011, December 31, 2011 and September 30, 2012 (unaudited), resulting in an immaterial restricted cash balance for each period end.

Short-term Investments

Short-term investments consist of commercial paper, corporate notes and bonds and U.S. government agency securities. We classify short-term investments as available-for-sale at the time of purchase and reevaluate such classification as of each balance sheet date. All short-term investments are recorded at estimated fair value. Unrealized gains and losses for available-for-sale securities are in accumulated other comprehensive income, a component of stockholders’ equity (deficit). We evaluate our investments to assess whether those with unrealized loss positions are other than temporarily impaired. We consider impairments to be other than temporary if they are related to deterioration in credit risk or if it is likely we will sell the securities before the recovery of their cost basis. Realized gains and losses and declines in value judged to be other than temporary are determined based on the specific identification method and are reported in interest and other income (expense), net in the consolidated statements of comprehensive income (loss).

Accounts Receivable

We record trade accounts receivable at the net invoice value and such receivables are non-interest bearing. We consider receivables past due based on the contractual payment terms. We review our exposure to accounts receivable and reserves for specific amounts if collectibility is no longer reasonably assured.

Property and Equipment

Property and equipment, net, are stated at cost, subject to review of impairment, and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Computer equipment and software	3—5 years
Furniture and fixtures	3—5 years
Leasehold improvements	shorter of the lease term or estimated useful life

When assets are sold, or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in operating expenses. Repairs and maintenance are charged to operations as incurred.

Long-Lived Assets

We assess the recoverability of long-lived assets whenever adverse events or changes in circumstances indicate impairment may have occurred. If the future undiscounted cash flows expected to result from the use of the related assets are less than the carrying value of such assets, an impairment has been incurred and a loss is recognized to reduce the carrying value of the long-lived assets to fair value, which is determined by discounting estimated future cash flows.

In addition to the recoverability assessment, we routinely review the remaining estimated lives of our long-lived assets. During fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and the nine months ended September 30, 2011 (unaudited), there was no change to useful lives and related depreciation expense as we believe these estimates are reflective of the period the assets will be used in operations. During the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited), we reassessed the useful lives of our assets located in our managed service data centers and accelerated depreciation expense based on the decision to exit these data centers by December 31, 2012.

Capitalized Software Costs

Costs incurred to develop our internal administration, finance and accounting systems are capitalized during the application development stage and amortized over the software’s estimated useful life of three years. No software development costs were capitalized during fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited). $2.3 million in software development costs have been capitalized during the nine months ended September 30, 2012 (unaudited).

Leases

Leases are reviewed and classified as capital or operating at their inception. For leases that contain rent escalations or periods during the lease term where rent is not required, we record the total rent payable on a straight-line basis over the term of the lease but exclude lease extension periods. The difference between rent payments and straight-line rent expense is recorded as deferred rent in the consolidated balance sheets. Deferred rent that will be recognized during the succeeding 12-month period is recorded as the current portion of deferred rent and the remainder is recorded as long-term deferred rent.

Under certain leases, we also receive incentives for leasehold improvements, which are recognized as deferred rent, if we determine they are owned by us, and amortized on a straight-line basis over the shorter of the lease term or estimated useful life as a reduction to rent expense. The leasehold improvements are included in property and equipment, net.

During the nine months ended September 30, 2012 (unaudited), we relocated our San Diego office to another facility in San Diego. As part of this move, we incurred $2.9 million in lease abandonment costs, which primarily consists of a loss on disposal of assets of $2.7 million and a cease-use loss of $0.2 million, recorded upon vacating our prior headquarters facility in August 2012. As of September 30, 2012 (unaudited), we recorded a corresponding facility exit obligation of $3.0 million, of which $0.6 million is classified as current and included in accrued liabilities on the consolidated balance sheet and the remaining $2.4 million is recorded as other long-term liabilities. The lease on our prior headquarter facility does not expire until 2019. The cease-use loss was calculated as the present value of the remaining lease obligation offset by estimated sublease rental receipts during the remaining lease period, adjusted for deferred items and estimated lease incentives. The key assumptions used in our discounted cash flow model include the amount and timing of estimated sublease rental receipts, and a credit-adjusted, risk-free discount rate of 5.08%. Over the course of the remaining lease term of the former facility, we will record additional lease abandonment costs due to the accretion on the facility exit obligation and adjustments that may arise from changes in estimates for the sublease rental receipts. The lease abandonment costs are included in general and administrative expense on our consolidated statement of comprehensive income (loss).

Preferred Stock Warrants Liability

In connection with a line of credit with a financial institution, we issued warrants that allowed the holder to exercise the warrants into a fixed number of shares (subject to antidilution adjustments) of series B redeemable convertible preferred stock. These warrants provided for the issuance of shares that were redeemable at the option of the holder, therefore, the warrants were classified as a liability and initially measured at fair value. A corresponding offsetting debt discount was recorded and amortized as additional interest expense over the 12-month term of the associated line of credit. We remeasured the warrants at subsequent reporting periods with the change in fair value reflected as interest and other income (expense), net in the consolidated statements of comprehensive income (loss). We continued to remeasure the warrants to fair value until they were net settled during fiscal 2010.

Convertible Preferred Stock

Prior to the close of our initial public offering, we had shares of series A redeemable convertible preferred stock (Series A), series B redeemable convertible preferred stock (Series B), series C redeemable convertible preferred stock (Series C) and series D convertible preferred stock (Series D) outstanding, which hereafter are collectively referred to as our “convertible preferred stock.” Series A, Series B and Series C included a contingent and optional redemption provision that may have required us to redeem the preferred shares. Additionally, the convertible preferred stock included certain redemption provisions upon liquidation. The holders of our convertible preferred stock, acting as a group, would have been able to elect the majority of our board of directors and control the outcome of any vote of our stockholders, including a change-in-control that would have triggered liquidation. As redemption of our convertible preferred stock was outside of our control, all shares of our convertible preferred stock were presented outside of stockholders’ equity (deficit) in our consolidated balance sheets and consolidated statements of changes in convertible preferred stock and stockholders’ deficit as of June 30, 2010 and 2011 and December 31, 2011.

Upon the closing of our initial public offering on July 5, 2012, all of the outstanding 10,462,877 shares of convertible preferred stock converted into an aggregate of 83,703,016 shares of common stock.

Stock-based and Other Compensation

We recognize compensation expense related to stock options and restricted stock units, or RSUs, on a straight-line basis over the requisite service period, which is generally the vesting term of four years. We recognize compensation expense related to shares issued pursuant to the employee stock purchase plan, or ESPP, on a straight-line basis over the offering period, which is generally six months. Compensation expense is recognized, net of forfeiture activity, estimated to be 4% annually. The fair value of awards is estimated using the Black-Scholes options pricing model. Refer to Note 12 for further information.

During fiscal 2009 and 2010, additional compensation expense was recorded as our employees and our founder sold shares of common stock back to us as part of the Series C and Series D financings. The transactions resulted in a premium paid to our employees and our founder in excess of fair value of $3.8 million and $30.8 million reflected as employee compensation for fiscal 2009 and 2010, respectively. There were no similar material charges for fiscal 2011, the six months ended December 31, 2010 (unaudited) and 2011 or the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited).

Net Income (Loss) Per Share Attributable to Common Stockholders

We compute net income (loss) attributable to common stockholders using the two-class method required for participating securities. We consider our convertible preferred stock that was outstanding prior to the close of our initial public offering and shares of common stock subject to repurchase resulting from the early exercise of stock options to be participating securities since they contain nonforfeitable rights to dividends or dividend equivalents in the event we declare a dividend for common stock. In accordance with the two-class method, earnings allocated to these participating securities, are subtracted from net income after deducting preferred stock dividends and accretion to the redemption value of the Series A, Series B and Series C to determine total undistributed earnings to be allocated to common stockholders. The holders of our convertible preferred stock did not have a contractual obligation to share in our net losses and such shares were excluded from the computation of basic earnings per share in periods of net loss.

Basic net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. All participating securities are excluded from basic weighted-average common shares outstanding. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are reallocated to reflect the potential impact of dilutive securities. Diluted net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for the effects of potentially dilutive common shares, which are comprised of outstanding common stock options, warrants, convertible preferred stock, RSUs, common stock subject to repurchase and ESPP obligations. The dilutive potential common shares are computed using the treasury stock method or the as-if converted method, as applicable. In periods where the effect of the conversion of preferred stock is dilutive, net income (loss) attributable to common stockholders is adjusted by the associated preferred dividends and accretions. The effects of outstanding common stock options, warrants, convertible preferred stock, RSUs, common stock subject to repurchase and ESPP obligations are excluded from the computation of diluted net income (loss) per common share in periods in which the effect would be antidilutive.

                 Concentration of Credit Risk and Significant Customers

Financial instruments potentially exposing us to credit risk consist primarily of cash equivalents, restricted cash, short-term investments and accounts receivable. We maintain cash, cash equivalents and short-term investments at financial institutions that management believes to have good credit ratings and represent minimal risk of loss of principal. Accounts located in the United States are secured by the Federal Deposit Insurance Corporation.

Credit risk arising from accounts receivable is mitigated due to our large number of customers and their dispersion across various industries. At June 30, 2010 and 2011, December 31, 2011 and September 30, 2012 (unaudited) there were no customers that represented more than 10% of our accounts receivable balance. We had one customer that accounted for approximately 11% of our revenues during fiscal 2009. During fiscal 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), there were no customers that individually exceeded 10% of our revenues.

We review the composition of the accounts receivable balance, historical write-off experience and the potential risk of loss associated with delinquent accounts to determine if an allowance for doubtful accounts is necessary. Individual accounts receivable are written off when we become aware of a specific customer’s inability to meet its financial obligation, and all collection efforts are exhausted. As of June 30, 2010 and 2011 and December 31, 2011, there was no allowance for doubtful accounts as historical write-offs had not been significant. The following table presents the changes in the allowance for doubtful accounts as of September 30, 2012 (in thousands):

September 30, 2012
(Unaudited)
Allowance for doubtful accounts:
Balance at beginning of period	$—
Add: bad debt expense	160
Less: recoveries	(12)

Balance at end of period	$148

                 Warranties and Indemnification

Our cloud-based service to automate enterprise IT operations is typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and materially in accordance with our online help documentation under normal use and circumstances.

We include service level commitments to our customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits in the event we fail to meet those levels. To date, we have not incurred significant costs as a result of such commitments and have not recorded any significant liabilities related to such obligations in the consolidated financial statements.

We have also agreed to indemnify our directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by us, arising out of that person’s services as a director or officer of our company or that person’s services provided to any other company or enterprise at our request. We maintain director and officer insurance coverage that may enable us to recover a portion of any future amounts paid. The fair values of these obligations are not material as of each balance sheet date.

Our arrangements include provisions indemnifying customers against liabilities if our products infringe a third-party’s intellectual property rights. We have not incurred any costs as a result of such indemnifications and have not recorded any liabilities related to such obligations in the consolidated financial statements.

Income Taxes

We use the asset and liability method of accounting for income taxes in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date. A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized.

Our tax positions are subject to income tax audits by multiple tax jurisdictions throughout the world. We recognize the tax benefit of an uncertain tax position only if it is more likely than not the position is sustainable upon examination by the taxing authority, based on the technical merits. The tax benefit recognized is measured as the largest amount of benefit which is more likely than not (greater than 50% likely) to be realized upon settlement with the taxing authority. We recognize interest accrued and penalties related to unrecognized tax benefits in our tax provision.

We calculate the current and deferred income tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed income tax returns are recorded when identified. The amount of income taxes paid is subject to examination by U.S. federal and state tax authorities. The estimate of the potential outcome of any uncertain tax issue is subject to management’s assessment of relevant risks, facts and circumstances existing at that time. To the extent the assessment of such tax position changes, the change in estimate is recorded in the period in which the determination is made.

Adoption of New Accounting Standards

Revenue Recognition. In October 2009, the FASB issued Accounting Standards Update, or ASU, 2009-13, “Revenue Recognition (Topic 605)—Multiple-Deliverable Revenue Arrangements—a Consensus of the FASB Emerging Issues Task Force.” This update provides amendments to the criteria in ASC 605, “Revenue Recognition,” for separating consideration in multiple-deliverable arrangements by establishing a selling price hierarchy. The selling price used for each deliverable will be based on VSOE if available, third-party evidence if VSOE is not available, or BESP if neither VSOE nor third-party evidence is available. ASU 2009-13 also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, the guidance expands the disclosure requirements for revenue recognition.

The guidance could be applied on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with earlier application permitted on a retrospective basis. We adopted the guidance prospectively on July 1, 2010, which resulted in a decrease to deferred revenue and a corresponding increase to total revenues as of and for the year ended June 30, 2011. The primary reason for the impact was the recognition of professional service revenue over the performance period, which is shorter than the estimated period over which customers benefited from initial consulting services.

The following table summarizes the effects of this new guidance on our consolidated balance sheets and statements of comprehensive income (loss) (in thousands):

	As of and for the Fiscal Year Ended June 30, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
Total deferred revenue	$74,646	$81,036	$(6,390)

Revenues:
Subscription	$79,191	$78,305	$886
Professional services and other	13,450	7,946	5,504

Total revenues	$92,641	$86,251	$6,390

Comprehensive Income. On June 16, 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which companies present comprehensive income in their financial statements. This update requires companies to present components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. It also eliminates the option for companies to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This guidance is effective for fiscal periods beginning after December 15, 2011, with earlier adoption permitted. Accordingly, we retroactively adopted the provision of ASU 2011-05 during the six-month period ended December 31, 2011. The adoption of this guidance did not result in a material effect on our consolidated financial statements.

Short-term Investments	9 Months Ended
Sep. 30, 2012
Short-term Investments

(3)    Short-term Investments

During the nine months ended September 30, 2012 (unaudited), we purchased commercial paper, corporate notes and bonds and U.S. government agency securities, all with maturities of less than twelve months. The following is a summary of our short-term investments (in thousands):

	September 30, 2012
	(Unaudited)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Commercial paper	$36,659	$1	$(12)	$36,648
Corporate notes and bonds	100,806	30	(22)	100,814
U.S. government agency securities	2,022	1	—	2,023

Total available-for-sale securities	$139,487	$32	$(34)	$139,485

As of September 30, 2012 (unaudited) we had certain available-for-sale securities in a gross unrealized loss position, all of which had been in such position for less than twelve months. There were no impairments considered other-than-temporary as it is more likely than not we will hold the securities until maturity or a recovery of the cost basis. The following table shows the fair values and the gross unrealized losses of these available-for-sale securities aggregated by investment category (in thousands):

	September 30, 2012
	(Unaudited)
	Fair Value	Gross Unrealized Losses
Commercial paper	$34,908	$(12)
Corporate notes and bonds	65,782	(22)

Total	$100,690	$(34)

Realized gains and losses are determined based on the specific identification method and are reported in interest and other income (expense), net in our consolidated statements of comprehensive income (loss). For the nine months ended September 30, 2012 (unaudited), gross realized gains and losses on sales of our available-for-sale securities were immaterial.

Prepaid Expenses and Other Current Assets	9 Months Ended
Sep. 30, 2012
Prepaid Expenses and Other Current Assets

(4)    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Founder’s receivable	$5,267	$5,267	$5,267	$—
Other	429	3,311	4,616	5,675

Total prepaid expenses and other current assets	$5,696	$8,578	$9,883	$5,675

Refer to Note 15 for further information regarding our founder’s receivable.

Property and Equipment	9 Months Ended
Sep. 30, 2012
Property and Equipment

(5)    Property and Equipment

Property and equipment, net consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Computer equipment and software	$1,752	$6,562	$16,586	$41,919
Furniture and fixtures	192	1,230	1,755	3,017
Leasehold improvements	106	2,747	2,795	815
Construction in progress	298	1,031	3,740	4,955

	2,348	11,570	24,876	50,706
Less: accumulated depreciation	(650)	(2,103)	(4,181)	(11,620)

Total property and equipment, net	$1,698	$9,467	$20,695	$39,086

Construction in progress consists primarily of leasehold improvements and servers, networking equipment and storage infrastructure being provisioned in our new third-party data center hosting facilities. Depreciation expense for fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited) was $0.2 million, $0.4 million, $1.5 million, $0.5 million, $2.0 million, $1.8 million and $8.8 million, respectively.

Accrued Expenses and Other Current Liabilities	9 Months Ended
Sep. 30, 2012
Accrued Expenses and Other Current Liabilities

(6)    Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Taxes payable	$6,127	$6,851	$7,399	$3,376
Bonuses and commissions	3,176	3,613	6,080	6,710
Accrued compensation	891	1,856	3,570	5,895
Accrued third-party professional services	541	1,798	1,919	2,141
Other employee expenses	286	716	1,809	5,447
Current portion of facility exit obligation	—	—	—	597
Other	1,708	3,750	4,831	7,872

Total accrued expenses and other current liabilities	$12,729	$18,584	$25,608	$32,038

Warrants for Purchase of Series B Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2012
Warrants for Purchase of Series B Redeemable Convertible Preferred Stock

(7)    Warrants for the Purchase of Series B Redeemable Convertible Preferred Stock

In June 2006 and 2007, we issued warrants exercisable for 19,943 and 31,909 shares of Series B, respectively, with an exercise price of $1.25 per share. The warrants were fully exercisable and each had a term of seven years from the date of issuance. The fair values of the warrants were determined on the date of issuance and subsequently using the Black-Scholes options pricing model until they were net settled during fiscal 2010. The assumptions used to determine the fair value of the warrants as of June 30, 2009 were as follows: estimated volatility of 70%, expected term of 4.61 years, risk-free interest rate of 2.37%, and expected dividend yield of zero. The weighted-average fair value of the warrants on the date of issuance was approximately $3.01 per share.

Fair Value Measurements	9 Months Ended
Sep. 30, 2012
Fair Value Measurements

(8)    Fair Value Measurements

The following table presents our fair value hierarchy for our assets and liabilities measured at fair value on a recurring basis at September 30, 2012 (unaudited) (in thousands):

	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$35,309	$—	$—	$35,309
Commercial paper	—	40,932	—	40,932
Short-term investments:
Commercial paper	—	36,648	—	36,648
Corporate notes and bonds	—	100,814	—	100,814
U.S. government agency securities	—	2,023	—	2,023

Total	$35,309	$180,417	$—	$215,726

We determine the fair value of our security holdings based on pricing from our service provider. The service provider values the securities based on “consensus pricing,” using market prices from a variety of industry-standard independent data providers. Such market prices may be quoted prices in active markets for identical assets (Level 1 inputs) or pricing determined using inputs other than quoted prices that are observable either directly or indirectly (Level 2 inputs), such as yield curve, volatility factors, credit spreads, default rates, loss severity, current market and contractual prices for the underlying instruments or debt, broker and dealer quotes, as well as other relevant economic measures.

Our Level 3 financial liabilities consisted of long-term liabilities related to warrants issued for the purchase of preferred stock that were net settled during fiscal 2010. Measurement of fair values for the warrants is made utilizing the Black-Scholes options pricing model. The inputs used in determining the fair values are discussed in detail in Note 7. Level 3 activity is as follows (in thousands):

Level 3
Balance at June 30, 2008	$67
Interest and other income (expense), net for change in fair value of preferred stock warrants	61

Balance at June 30, 2009	128
Interest and other income (expense), net for change in fair value of preferred stock warrants	702
Net settlement of preferred stock warrant liability	(830)

Balance at June 30, 2010	$—

Convertible Preferred Stock	9 Months Ended
Sep. 30, 2012
Convertible Preferred Stock

(9)    Convertible Preferred Stock

In April 2009, we entered into a Series C Preferred Stock Purchase Agreement, pursuant to which we issued and sold an aggregate of 983,606 shares of Series C, at a purchase price of $6.10 per share, for gross proceeds of approximately $6.0 million. The total gross proceeds were remitted to our founder in exchange for a non-interest bearing promissory note (the Note) in the amount of $6.0 million. The Note was settled through the exchange of 7,868,848 shares of common stock at $0.76 per share, which we subsequently cancelled. At the time the Note was settled, the estimated fair value of our common stock was $0.28 per share. This resulted in compensation expense of $3.8 million in fiscal 2009.

On November 20, 2009, we entered into a Series D Preferred Stock Purchase Agreement with a new stockholder. The new stockholder purchased 2,990,635 shares of Series D at a price of $17.27 per share, for gross proceeds of $51.6 million. Concurrent with the sale and issuance of Series D preferred stock, we repurchased and subsequently cancelled 23,510,264 shares of common stock from eligible stockholders, including 16,480,000 shares of common stock from our founder, at a price of $2.16 per share. We also offered to repurchase 51,852 vested warrants from a financial institution for $17.27 per share, less the strike price of $1.25 per warrant. Gross proceeds from this transaction to our stockholders and warrant holders were $51.6 million. Eligible stockholders consist of all former and current employees whose employment commenced on or prior to November 1, 2009 and had vested shares as of December 2, 2009. Current employees were required to retain a minimum of 30% of their vested shares, while former employees could sell 100% of their shares.

At the time we repurchased the common stock and warrants, the estimated fair value of our common stock was $0.85 per share. The difference between the fair value and the price paid resulted in a premium paid to repurchase the common stock of approximately $30.8 million, of which $0.7 million, $2.0 million, $3.6 million and $24.5 million are reflected in cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses in the consolidated statement of comprehensive income (loss) for fiscal 2010, respectively. Additionally, the difference between the fair value and the price paid for the warrants resulted in a premium of $0.3 million reflected in interest and other income (expense), net in the consolidated statement of comprehensive income (loss) for fiscal 2010.

Upon the closing of our initial public offering (unaudited), all of the outstanding 10,462,877 shares of our convertible preferred stock automatically converted into an aggregate of 83,703,016 shares of common stock.

The rights, preferences and privileges of our convertible preferred stock were as follows:

Dividends

The holders of shares of the Series A and Series B were entitled to receive dividends of cash at the rate of 8% of the original issue price per annum, payable when and if declared by our board of directors or in connection with a liquidation event. The right to receive dividends was cumulative. As of June 30, 2010, and 2011 and December 31, 2011, no dividends were declared or paid.

Voting Rights

Each holder of convertible preferred stock was entitled to the number of votes equal to the number of whole shares of common stock into which the shares of convertible preferred stock held by such holder were then convertible.

Conversion

Each share of convertible preferred stock was convertible at any time at the option of the holder into eight shares of common stock (subject to customary adjustments to protect against dilution). In addition, each series of convertible preferred stock automatically converted into common stock upon the vote of the majority of the outstanding shares of such series and all series of convertible preferred stock automatically converted into common stock upon the closing of an IPO in which the cash proceeds, net of underwriting discounts and commissions, were at least $50.0 million.

Redemption

The Series A, Series B, and Series C had redemption provisions requiring us to redeem all of the then outstanding Series A, Series B, and Series C in three annual installments, beginning on a date no sooner than five years after November 25, 2009 if the holders of a majority of the Series A, the holders of a majority of the Series B, and the holders of a majority of the Series C all elect such a redemption. Upon redemption, the amount payable for each share of Series A, Series B and Series C shall be equal to the original issue price of such share plus, in the case of the Series A and Series B, an amount equal to 8% of the original issue price per annum on such share calculated from the date of issue of the first share of Series A or Series B, as applicable.

Due to the redemption provisions, the Series A, Series B and Series C were classified outside of permanent equity as “mezzanine” at their original fair value on the date of issue, net of issuance costs. Subsequent accretion charges were recorded to increase the net amount of these shares to the redemption amount, including the additional 8% per annum redemption amounts payable in respect of the Series A and Series B, at the earliest possible redemption date. The accretion charges were charged against additional paid-in capital as we did not have retained earnings, and to accumulated deficit once there was no additional paid-in capital available.

The combined aggregate amount of redemption requirements for all issuances of capital stock that were redeemable assuming exercise of redemption rights at the earliest possible date, was as follows as of December 31, 2011 (in thousands):

	Series A	Series B	Series C	Total
Years Ended December 31,
2012	$—	$—	$—	$—
2013	—	—	—	—
2014	216	410	2,000	2,626
2015	2,263	4,304	2,000	8,567
2016	2,107	4,013	2,000	8,120

Total redemption requirements	$4,586	$8,727	$6,000	$19,313

Liquidation Preference

Upon the liquidation, dissolution or winding up of our company, a consolidation or merger involving a change in control of our company or the conveyance of substantially all of our assets, the holders of Series C had a preference in liquidation over the Series A, Series B, Series D and common stockholders equal to the original issue price plus all declared and unpaid dividends. If our assets were insufficient to fulfill the Series C liquidation amount, the Series C stockholders would share in the distribution of the assets on a pro rata basis based on the full liquidation preference owed to each Series C stockholder.

After the payment in full of the liquidation preference of the Series C, the holders of the Series A and Series B had a preference in liquidation over the Series D and common stockholders equal to the original issue price plus all accrued or declared and unpaid dividends. If our assets were insufficient to fulfill the Series A and Series B liquidation amounts, the Series A and Series B stockholders would share in the distribution of the assets on a pari-passu, pro rata basis based on the full liquidation preference owed to each Series A and Series B stockholder.

After the payment in full of the liquidation preference of the Series C, Series A and Series B, the holders of the Series D had a preference in liquidation over the common stockholders equal to the original issue price plus all declared and unpaid dividends. If our assets were insufficient to fulfill the Series D liquidation amounts, the Series D stockholders would share in the distribution of the assets on a pro rata basis based on the full liquidation preference owed to each Series D stockholder.

After payment in full of the liquidation preference of the Series C, Series A, Series B and Series D, our assets that were legally available for distribution would be distributed ratably to the holders of common stock.

All preferred stock liquidation preferences were subject to appropriate adjustment in the event of any stock dividends, combinations, splits, recapitalizations and the like affecting such shares.

Due to the liquidation provisions of Series D, these shares were also classified outside of permanent equity as “mezzanine” at the redemption value as the deemed liquidation events and related timing were not solely within our control.

Common Stock	9 Months Ended
Sep. 30, 2012
Common Stock

(10)    Common Stock

We are authorized to issue 600,000,000 shares of common stock at September 30, 2012 (unaudited). Holders of our common stock are not entitled to receive dividends unless declared by our board of directors.

On February 21, 2012, we issued and sold 1,750,980 shares of common stock at a price of $10.20 per share for gross proceeds of $17.9 million in a private placement with a new stockholder.

During the nine months ended September 30, 2012 (unaudited), we repurchased and subsequently cancelled 100,000 and 77,498 shares of common stock at a price of $10.00 and $11.50 per share, respectively, from former employees.

As of September 30, 2012 (unaudited), we had 123,371,566 shares of common stock outstanding and had reserved shares of common stock for future issuance as follows:

September 30, 2012 (Unaudited)
Stock option plan:
Options outstanding	37,279,442
RSUs	1,134,851
Stock awards available for future grants:
2005 Stock Option Plan(1)	—
2012 Equity Incentive Plan(1)	11,635,301
2012 Employee Stock Purchase Plan(1)	5,000,000

Total reserved shares of common stock for future issuance	55,049,594

(1)	Refer to Note 11 for a description of these plans.

Stock Awards	9 Months Ended
Sep. 30, 2012
Stock Awards

(11)    Stock Awards

We have a 2005 Stock Option Plan, or 2005 Stock Plan, which provides for grants of stock awards, including options to purchase shares of common stock, stock purchase rights and RSUs to certain employees, officers, directors and consultants. As of September 30, 2012 (unaudited), we had 56,231,262 total shares of common stock reserved for issuance under the 2005 Stock Plan, which includes shares already issued under such plan and shares available for issuance pursuant to outstanding options and RSUs.

On April 27, 2012, the board of directors approved the 2012 Plan, and the 2012 Employee Stock Purchase Plan, or the 2012 ESPP, which became effective on June 27, 2012 and June 28, 2012, respectively.

The 2012 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, RSUs, performance-based stock awards and other forms of equity compensation, or collectively, stock awards. In addition, the 2012 Plan provides for the grant of performance cash awards. Incentive stock options may be granted only to employees. All other awards may be granted to employees, including officers, as well as directors and consultants. As of September 30, 2012 (unaudited), there were 12,949,178 total shares of common stock reserved for issuance under the 2012 Plan. The number of shares of common stock reserved for issuance under the 2012 Plan will automatically increase on January 1 of each year, starting on January 1, 2013 and continuing through January 1, 2022, by up to 5% of the total number of shares of the common stock outstanding on December 31 of the preceding calendar year as determined by the board of directors.

The 2012 ESPP authorizes the issuance of shares of common stock pursuant to purchase rights granted to our employees. As of September 30, 2012 (unaudited), we had 5,000,000 total shares of common stock reserved for issuance under the 2012 ESPP. The number of shares of common stock reserved for issuance will automatically increase on January 1 of each calendar year, from January 1, 2013 through January 1, 2022, by up to 1% of the total number of shares of the common stock outstanding on December 31 of the preceding calendar year.

Stock Options

The stock options are exercisable at a price equal to the market value of the underlying shares of common stock on the date of the grant as determined by our board of directors or, for those stock options issued subsequent to our IPO, the closing price of our common stock as reported on the New York Stock Exchange on the date of grant. Stock options granted under our 2005 Stock Plan and the 2012 Plan to new employees generally vest 25% one year from the date the requisite service period begins and continue to vest monthly for each month of continued employment over the remaining three years. Options granted to members of our board of directors and to employees who have previously been granted options generally vest in 48 equal monthly installments. Options that were granted to members of our board of directors in June 2012 vest in 3 equal annual installments. Options granted generally are exercisable for a period of up to 10 years. Option holders under the 2005 Stock Plan can exercise unvested options to acquire restricted stock. Upon termination of service, we have the right to repurchase at the original purchase price any unvested (but issued) shares of common stock. Shares of common stock purchased under our 2005 Stock Plan are subject to certain restrictions.

On September 9, 2011, we granted 275,808 stock options subject to performance-based vesting criteria to an executive officer. Vesting was contingent upon meeting certain board-approved financial performance targets over a period of one year ending June 30, 2012. As of September 30, 2012, the executive officer had achieved 98% of his target, resulting in 243,744 stock options eligible to vest. These stock options vest over a period of four years with 25% vesting one year from the date his requisite service period began and continue to vest monthly for each month of continued employment over the remaining three years. We recorded stock-based compensation expense of $0.8 million related to this grant for the nine months ended September 30, 2012, respectively, as part of sales and marketing expense on the consolidated statements of comprehensive income (loss).

A summary of the stock option activity for fiscal 2009, 2010 and 2011, the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited) is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2008	16,333,664	$0.03
Granted	4,160,000	0.21
Exercised	(348,328)	0.02
Forfeited	(981,336)	0.05

Outstanding at June 30, 2009	19,164,000	0.07
Granted	4,684,000	1.00
Exercised	(7,036,768)	0.03
Forfeited	(290,248)	0.41

Outstanding at June 30, 2010	16,520,984	0.34
Granted	15,402,456	2.15
Exercised	(4,279,456)	0.25
Forfeited	(867,590)	0.87
Cancelled	(450,000)	0.18

Outstanding at June 30, 2011	26,326,394	1.40
Granted	17,055,120	3.29
Exercised	(1,469,118)	1.45
Forfeited	(2,310,756)	1.61

Outstanding at December 31, 2011	39,601,640	2.20
Granted (unaudited)	7,085,680	13.48
Exercised (unaudited)	(5,523,840)	0.61
Forfeited (unaudited)	(3,543,871)	3.22
Cancelled (unaudited)	(340,167)	1.90

Outstanding at September 30, 2012	37,279,442	$4.48	8.51 years	$1,274,895,101

Vested and expected to vest as of June 30, 2009	18,842,329	$0.06	7.76 years	$4,079,780

Vested and exercisable as of June 30, 2009	10,723,479	$0.03	7.06 years	$2,748,003

Vested and expected to vest as of June 30, 2010	16,175,929	$0.33	7.72 years	$14,458,066

Vested and exercisable as of June 30, 2010	7,895,777	$0.07	6.63 years	$9,051,521

Vested and expected to vest as of June 30, 2011	26,025,366	$1.39	8.37 years	$31,601,963

Vested and exercisable as of June 30, 2011	8,628,975	$0.35	6.53 years	$19,421,343

Vested and expected to vest as of December 31, 2011	38,723,419	$2.17	8.61 years	$109,458,847

Vested and exercisable as of December 31, 2011	10,123,858	$0.57	6.52 years	$44,821,224

Vested and expected to vest as of September 30, 2012 (unaudited)	36,593,833	$4.43	8.50 years	$1,253,278,350

Vested and exercisable as of September 30, 2012 (unaudited)	11,607,655	$1.77	7.58 years	$428,488,416

Aggregate intrinsic value represents the difference between the estimated fair value of our common stock and the exercise price of outstanding, in-the-money options. Our estimated fair value of common stock was $4,772 million as of September 30, 2012 (unaudited). The total intrinsic value of options exercised was approximately $0.1 million, $10.1 million, $7.5 million, $2.8 million, $3.3 million, $6.4 million and $52.0 million for fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), respectively. The weighted-average grant date fair value of options granted was $1.6 million, $2.9 million, $17.7 million, $5.4 million, $40.3 million, $40.8 million and $49.1 million for fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), respectively.

As of September 30, 2012 (unaudited), total unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested stock options was approximately $75.3 million. The weighted-average remaining vesting period of unvested stock options at September 30, 2012 (unaudited) was 2.82 years.

Under our 2005 Stock Plan, we issue shares of restricted stock as a result of the cash exercise of unvested stock options. The proceeds initially are recorded as a liability from the early exercise of stock options and reclassified to common stock as our repurchase right lapses. A summary of the restricted stock activity for fiscal 2011, the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited) is as follows:

	Number Outstanding	Weighted-average Grant Date Fair Value
Balance at June 30, 2010	—	$—
Early exercised	453,243	0.86
Vested	(37,755)	0.58

Balance at June 30, 2011	415,488	0.89
Early exercised	360,852	1.29
Vested	(185,640)	0.66
Repurchased	(12,084)	0.74

Balance at December 31, 2011	578,616	1.21
Early exercised (unaudited)	263,970	2.38
Vested (unaudited)	(491,337)	1.50
Repurchased (unaudited)	(2,084)	0.11

Balance at September 30, 2012	349,165	1.69

RSUs

RSUs granted under the 2005 Stock Plan and the 2012 Plan to new employees generally vest annually over a four-year period. As of September 30, 2012 (unaudited), the weighted-average grant date fair value of the RSUs was $12.71 per share. The aggregate grant date fair value was $14.4 million which is expected to be recognized over four years. As of September 30, 2012 (unaudited), all of the RSUs were unvested.

We recognized compensation expense of $1.4 million related to RSUs for the nine months ended September 30, 2012 (unaudited). As of September 30, 2012 (unaudited), total unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested RSUs was approximately $9.7 million and the weighted-average remaining vesting period was 3.49 years.

ESPP

The price at which common stock is purchased under the 2012 ESPP is equal to 85% of the fair market value of the common stock on the first or last day of the offering period, whichever is lower. As the current offering period is June 28, 2012 through January 31, 2013, no shares were issued under the 2012 ESPP during the nine months ended September 30, 2012 (unaudited).

Stock-Based Compensation	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation

(12)    Stock-Based Compensation

We use the Black-Scholes options pricing model to estimate the fair value of our stock-based awards. This model incorporates various assumptions including expected volatility, expected term, risk-free interest rates and expected dividend yields. The following weighted-average assumptions were used for each respective period to calculate our stock-based compensation for each stock option grant:

	Fiscal Year Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Stock Options:
Expected volatility	69% - 75%	65%	50% - 69%	57% - 67%	56% - 69%	50% - 69%	54% - 57%
Expected term (in years)	5.62	6.02	6.05	6.04	5.75	5.83	6.05
Risk-free interest rate	1.48% - 3.77%	2.57% - 3.04%	1.43% - 2.96%	1.43% - 2.96%	0% - 1.92%	0.00% - 3.03%	0.87% - 1.18%
Dividend yield	—%	—%	—%	—%	—%	—%	—%

The following weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted under the Employee Stock Purchase Plan (ESPP), which became effective on June 28, 2012:

Nine Months Ended, September 30, 2012
(Unaudited)
ESPP:
Expected volatility	42%
Expected term (in years)	.58
Risk-free interest rate	0.16%
Dividend yield	—%

Expected volatility. We use the historic volatility of publicly traded peer companies as an estimate for expected volatility. In considering peer companies, characteristics such as industry, stage of development, size and financial leverage are considered. We intend to continue to consistently apply this process using the same or similar public companies until a sufficient amount of historical information regarding the volatility of our own common stock share price becomes available.

Expected term. We estimate the expected term using the simplified method due to the lack of historical exercise activity for our company. The simplified method calculates the expected term as the mid-point between the vesting date and the contractual expiration date of the award.

Risk-free interest rate. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for the expected term of the stock-based award.

Expected dividend yield. Our expected dividend yield is zero, as we have not and do not currently intend to declare dividends in the foreseeable future.

Expected forfeiture rate. We consider our pre-vesting forfeiture history to determine our expected forfeiture rate.

Fair value of common stock. Prior to our initial public offering, the fair value of our common stock was determined by our board of directors, which intended all options granted to be exercisable at a price per share not less than the per share fair value of the common stock underlying those options on the date of grant. The valuations of our common stock were determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. The assumptions used in the valuation model are based on future expectations combined with management judgment.

Prior to March 2010, values for our shares of common stock were determined using an option pricing method. Estimates of the volatility were based on available information on the volatility of common stock of comparable, publicly traded companies. The common stock valuations were based on the discounted cash flow method, or DCF, under the income approach and the comparable company method and the recent transaction method under the market-based approach, which we used to estimate the total value of our company. The DCF method estimates enterprise value based on the estimated present value of future net cash flows the business is expected to generate over a forecasted period and an estimate of the present value of cash flows beyond that period, which is referred to as terminal value. The estimated present value is calculated using a discount rate known as the weighted-average cost of capital, which accounts for the time value of money and the appropriate degree of risks inherent in the business. The market-based approach considers multiples of financial metrics based on both acquisitions and trading multiples of a selected peer group of companies. These multiples are then applied to our financial metrics to derive a range of indicated values. If different estimates and assumptions had been used, the valuations could have been different.

Since March 2010, we utilized the probability weighted expected return method, or PWERM, approach to allocate value to our common shares. The PWERM approach employs various market approach and income approach calculations depending upon the likelihood of various liquidation scenarios. For each of the various scenarios, an equity value is estimated and the rights and preferences for each stockholder class are considered to allocate the equity value to common shares. The common share value is then multiplied by a discount factor reflecting the calculated discount rate and the timing of the event. Lastly, the common share value is multiplied by an estimated probability for each scenario. The probability and timing of each scenario was based upon discussions between our board of directors and our management team. Under the PWERM, the value of our common stock was based upon four possible future events for our company: an IPO; a strategic merger or sale; remaining a private company; and dissolution.

For stock options granted subsequent to our initial public offering, our board of directors determined the fair value based on the closing price of our common stock as reported on the New York Stock Exchange on the date of grant.

Net Income (Loss) Per Share Attributable to Common Stockholders	9 Months Ended
Sep. 30, 2012
Net Income (Loss) Per Share Attributable to Common Stockholders

(13)    Net Income (Loss) Per Share Attributable to Common Stockholders

The following tables present the calculation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Fiscal Years Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Numerator:
Net income (loss)	$(5,906)	$(29,705)	$9,830	$4,803	$(6,684)	$5,148	$(27,417)
Accretion of redeemable convertible preferred stock	(625)	(640)	(633)	(320)	(312)	(471)	(308)
Net income attributable to participating securities	—	—	(7,558)	(3,721)	—	(3,788)	—

Net income (loss) attributable to common stockholders—basic	$(6,531)	$(30,345)	$1,639	$762	$(6,996)	$889	$(27,725)

Undistributed earnings reallocated to participating securities	$—	$—	$671	$349	$—	$361	$—

Net income (loss) attributable to common stockholders— diluted	$(6,531)	$(30,345)	$2,310	$1,111	$(6,996)	$1,250	$(27,725)

Denominator:
Weighted-average shares outstanding Basic	39,039,066	23,157,576	18,163,977	17,156,445	21,104,219	19,695,440	57,089,411
Effect of potentially dilutive securities:
Common stock options	—	—	9,931,509	10,465,912	—	10,917,099	—

Weighted-average shares outstanding Diluted	39,039,066	23,157,576	28,095,486	27,622,357	21,104,219	30,612,539	57,089,411

Net income (loss) per share attributable to common stockholders:
Basic	$(0.17)	$(1.31)	$0.09	$0.04	$(0.33)	$0.05	$(0.49)

Diluted	$(0.17)	$(1.31)	$0.08	$0.04	$(0.33)	$0.04	$(0.49)

Potentially dilutive securities not included in the calculation of diluted net income (loss) per share because doing so would be antidilutive are as follows:

	Fiscal Years Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Common stock options	19,164,000	16,520,984	7,635,190	7,890,844	39,601,640	8,548,888	37,279,442
Warrants	414,816	—	—	—	—	—	—
Convertible preferred stock	59,777,936	83,703,016	83,703,016	83,703,016	83,703,016	83,703,016	—
Restricted stock units	—	—	—	—	—	—	1,134,851
Common stock subject to repurchase	—	—	83,551	—	578,616	288,350	349,165
ESPP obligations	—	—	—	—	—	—	468,704

Total potentially dilutive securities	79,356,752	100,224,000	91,421,757	91,593,860	123,883,272	92,540,254	39,232,162

Income Taxes	9 Months Ended
Sep. 30, 2012
Income Taxes

(14)    Income Taxes

The provision for income taxes consists of the following (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
Current provision:
Federal	$—	$—	$62	$111	$325
State	5	2	988	449	396
Foreign	43	278	286	93	329

	48	280	1,336	653	1,050

Deferred provision:
Federal	—	—	—	—	22
State	—	—	—	—	3
Foreign	—	—	—	—	—

	—	—	—	—	25

Provision for income taxes	$48	$280	$1,336	$653	$1,075

The components of income (loss) from continuing operations before income taxes by United States and foreign jurisdictions were as follows (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
United States	$(5,864)	$(29,602)	$10,585	$5,368	$(1,375)
Foreign	6	177	581	88	(4,234)

Total	$(5,858)	$(29,425)	$11,166	$5,456	$(5,609)

The effective income tax rate differs from the federal statutory income tax rate applied to the income (loss) before provision for income taxes due to the following (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
Tax computed at the federal statutory rate	$(1,991)	$(10,005)	$3,799	$1,857	$(1,907)
State taxes, net of federal benefit	(312)	(359)	250	122	82
Tax rate differential for international subsidiaries(1)	(1)	(13)	(47)	(23)	1,589
Stock-based compensation	50	149	727	244	978
Tax credits	(677)	(282)	(409)	(150)	(378)
Tax contingencies	194	265	171	74	178
Permanent differences	226	411	305	120	244
Change in state rate	32	(1,170)	662	295	8
Other	(15)	117	344	379	146
Valuation allowance	2,542	11,167	(4,466)	(2,265)	135

Provision for income taxes	$48	$280	$1,336	$653	$1,075

(1)

The change in the impact of the tax rate differential for international jurisdictions is primarily attributable to a change in the mix of income/loss from the United States to international jurisdictions with different income tax rates compared to the United States.

Significant components of our deferred tax assets as of June 30, 2010 and 2011 and December 31, 2011 are shown below (in thousands). A valuation allowance has been recognized to offset our deferred tax assets as realization for fiscal 2010 and 2011 and the six months ended December 31, 2011 of such deferred tax assets has not met the more likely than not threshold.

	June 30,		December 31, 2011
	2010	2011
Deferred tax assets:
Net operating losses	$15,731	$9,936	$4,182
Deferred revenue	848	2,397	8,434
Accrued state taxes	—	286	28
Accrued expenses	416	363	672
Deferred rent	128	183	201
Credit carryforwards	781	858	1,357
Incentive from lessor	—	1,096	1,023
Stock-based compensation	—	345	1,333
Other	409	461	1,130

Total deferred tax assets	18,313	15,925	18,360
Less valuation allowance	(18,160)	(13,694)	(13,829)

	153	2,231	4,531
Deferred tax liabilities:
Accrued expenses	—	—	—
Property and equipment	(153)	(2,231)	(4,531)

Net deferred tax assets	$—	$—	$—

As of December 31, 2011, we had U.S. federal net operating losses and federal tax credit carryforwards of approximately $13.1 million and $0.9 million, respectively. The federal net operating loss carryforwards and federal tax credits will begin to expire in 2024 if not utilized. In addition, we had state net operating losses and state tax credit carryforwards of approximately $39.4 million and $0.9 million, respectively. The state net operating loss and tax credit carryforwards will begin to expire in 2018 if not utilized.

Approximately $6.8 million of federal net operating losses and $4.2 million of state net operating losses relate to stock-based compensation deductions in excess of book expense, the tax effect of which would be to credit additional paid-in capital, if realized.

We had research credit carryforwards of approximately $0.9 million for federal purposes and another $0.9 million for state purposes. If not utilized, the federal carryforward will begin to expire in 2024.

Due to cumulative losses, we maintain a valuation allowance against our deferred tax assets as of December 31, 2011. We consider all available evidence, both positive and negative, in assessing the extent to which a valuation allowance should be applied against deferred tax assets. Our valuation allowance increased $11.2 million for fiscal 2010 as compared to fiscal 2009, decreased $4.5 million for fiscal 2011 as compared to fiscal 2010, and increased $0.1 million during the six months ended December 31, 2011.

Section 382 imposes annual limitations on the utilization of NOL carryforwards and other tax attributes upon an ownership change. In general terms, an ownership change may result from transactions that increase the aggregate ownership of certain stockholders in our stock by more than 50 percentage points over a testing period (generally three years). We completed a Section 382 analysis. Based on this analysis, we do not believe that our NOLs and other tax attributes are limited under Section 382 as of December 31, 2011.

We have not recorded a provision for deferred U.S. tax expense that could result from the remittance of foreign undistributed earnings since we intend to reinvest the earnings of these foreign subsidiaries indefinitely.

Our share of the undistributed earnings of foreign corporations not included in our consolidated federal income tax returns that could be subject to additional U.S. income tax if remitted was approximately $0.2 million, $0.8 million and $0.8 million at June 30, 2010 and 2011 and December 31, 2011, respectively. The determination of the amount of unrecognized U.S federal deferred income tax liability for undistributed earnings is not practicable.

We record liabilities, where appropriate, for all uncertain income tax positions. We recognize potential accrued interest and penalties related to unrecognized tax benefits as income tax expense.

A reconciliation of the beginning and ending balance of total unrecognized tax benefits is as follows (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
Beginning balance	$98	$185	$374	$374	$519
Tax provisions taken in the period:
Additions	87	189	145	73	191
Reductions	—	—	—	—	—

Ending balance	$185	$374	$519	$447	$710

As of July 1, 2011, we had total unrecognized tax benefit of approximately $0.5 million. During the six months ended December 31, 2011, we recognized approximately $0.2 million of interest and penalties associated with unrecognized tax benefits. We do not believe there will be a material change in our unrecognized tax positions over the next twelve months.

We file income tax returns with the U.S. federal, various states and certain foreign jurisdictions. Our tax years ending June 30, 2005 through December 31, 2011 remain open in most jurisdictions.

Related Party Transactions	9 Months Ended
Sep. 30, 2012
Related Party Transactions

(15)    Related Party Transactions

During fiscal 2009, we loaned $6.0 million to our founder in exchange for a non-interest bearing promissory note, which was settled in connection with our sale of Series C preferred stock. Refer to Note 9 for further discussion of this transaction. No loans were issued during fiscal 2010, 2011 or the six months ended December 31, 2011.

In connection with the sale and issuance of our Series D preferred stock, we repurchased and subsequently cancelled 23,510,264 shares of common stock from eligible stockholders, including a total of 18,436,000 shares from our founder and his family, and our former chief financial officer. Refer to Note 9 for further discussion of this transaction.

As part of our sale of Series C and Series D preferred stock, we recorded a liability of $5.3 million for withholding taxes associated with the repurchase of our founder’s shares plus potential interest and penalties that may be imposed by the tax authorities. We recorded an offsetting receivable of $5.3 million in prepaid expenses and other current assets at June 30, 2010 and 2011 and December 31, 2011 representing the total amount that was subsequently paid to us by our founder in February 2012 for these withholding taxes. In April 2012, we paid $5.3 million to the tax authorities for these withholding taxes.

Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies

(16) Commitments and Contingencies

Leases

We lease managed and co-location facilities for data center capacity and office space under noncancellable operating lease agreements with various expiration dates. Our data centers are located in the United States, the Netherlands, the United Kingdom, Switzerland, Canada, and Australia. Expenses at our co-location facilities consist primarily of space, power, cooling and ancillary services. Our managed facilities include the same expenses as co-location facilities as well as expenses related to leases of equipment, such as servers, networking equipment, and storage infrastructure. Rent expense associated with these facilities, included in cost of revenues, was $1.3 million, $2.7 million, $4.8 million, $2.1 million, $3.7 million, $4.4 million and $9.2 million for fiscal 2009, 2010, 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), respectively.

Our principal office is located in San Diego, California and we lease office space in the United States, the United Kingdom, Germany, Australia, the Netherlands, Canada, Denmark, France, Sweden and Israel. Rent expense associated with these leases was $0.9 million, $1.1 million, $2.3 million, $0.5 million, $1.2 million, $2.3 million and $3.0 million for fiscal 2009, 2010, 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), respectively. During fiscal 2011, we relocated our San Diego office and terminated a lease on our former premises. The termination fee of $0.7 million is included in rent expense for fiscal 2011 and the nine months ended September 30, 2011 (unaudited).

Annual future minimum payments under these operating leases were as follows as of December 31, 2011 (in thousands):

	Data Centers	Office Leases	Total
Years Ended December 31,
2012	$8,284	$2,795	$11,079
2013	8,587	2,247	10,834
2014	3,270	2,409	5,679
2015	197	1,724	1,921
2016	—	1,661	1,661
Thereafter	—	3,603	3,603

Total minimum lease payments	$20,338	$14,439	$34,777

Subsequent to December 31, 2011, we signed additional leases. In February 2012, we signed a lease for our new San Diego office. The lease is for a 94,543 square-foot building with total minimum lease commitments of approximately $13.7 million. The lease is for a period of eight years and commenced on August 17, 2012.

In September 2012 (unaudited), we signed a lease for a total of 43,590 square-feet of office space located in Amsterdam. The square-footage for the first year is approximately 17,857 and increases incrementally over the term of the lease, with total minimum lease commitments of approximately $10.5 million. The lease is for a period of 10.5 years and commences on October 1, 2012.

Annual future minimum payments under our operating leases were as follows as of September 30, 2012 (unaudited) (in thousands):

	Data Centers	Office Leases	Total
Fiscal Period:
Remaining three months ended December 31, 2012	$2,982	$916	$3,898
2013	8,174	5,395	13,569
2014	5,314	5,162	10,476
2015	546	4,837	5,383
2016	—	5,044	5,044
Thereafter	—	18,392	18,392

Total minimum lease payments	$17,016	$39,746	$56,762

Lease commitments of $10.2 million related to the lease for our former San Diego office are included in the table above. Upon vacating our former San Diego office in August 2012 (unaudited), we recorded a cease-use loss of $0.2 million and a corresponding facility exit obligation of $3.0 million, as we are further obligated for certain ongoing operating costs.

On November 8, 2012 (unaudited), we entered into a lease agreement for 148,704 square feet of office space located in San Jose. The lease is for a period of approximately 11 years and is anticipated to begin on or around March 1, 2013. Rent will be paid on a monthly basis and will increase incrementally over the term of the lease for total minimum lease payments of approximately $48.8 million.

Legal Proceedings

From time to time, we are party to litigation and other legal proceedings in the ordinary course of business. While the results of any litigation or other legal proceedings are uncertain, management does not believe the ultimate resolution of any pending legal matters is likely to have a material adverse effect on our financial position, results of operations or cash flows, except for those matters for which we have recorded a loss contingency. We accrue for loss contingencies when it is both probable that we will incur the loss and when the amount of the loss can be reasonably estimated.

Generally, our subscription agreements require us to indemnify our customers for third-party intellectual property infringement claims. Any adverse determination related to intellectual property claims or litigation could prevent us from offering our service and adversely affect our financial condition and results of operations.

Information About Geographic Areas	9 Months Ended
Sep. 30, 2012
Information About Geographic Areas

(17)    Information about Geographic Areas

Revenues by geographic area, based on the billing location of the customer, were as follows for the periods presented (in thousands):

	Fiscal Year Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Revenues by geography
North America	$14,062	$31,396	$69,333	$27,919	$51,901	$65,929	$120,124
Europe	5,018	10,708	20,093	8,693	18,842	21,856	42,027
Asia Pacific and other	235	1,225	3,215	1,332	2,632	1,109	6,399

Total revenues	$19,315	$43,329	$92,641	$37,944	$73,375	$88,894	$168,550

Long-lived assets by geographic area were as follows (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Long-lived assets:
North America	$1,013	$7,859	$15,820	$28,561
Europe	500	1,391	4,537	9,320
Asia Pacific and other	185	217	338	1,205

Total long-lived assets	$1,698	$9,467	$20,695	$39,086

Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events

(18)    Subsequent Events

On February 21, 2012, we issued and sold 1,750,980 shares of common stock at a price of $10.20 per share for gross proceeds of $17.9 million in a private placement with a new stockholder. As part of this private placement, our founder sold 700,000 shares of common stock at the same price per share to this new stockholder.

On February 24, 2012, our founder repaid $5.3 million to settle the outstanding receivable for withholding taxes associated with the sale of Series C and Series D preferred stock.

On March 27, 2012, we repurchased and subsequently cancelled 100,000 shares of common stock at a price of $10.00 per share from a former employee.

From January 1 through March 30, 2012, we granted stock options under our 2005 Stock Plan to certain employees and directors to purchase 2,959,500 shares of common stock, having exercise prices ranging from $6.50 to $10.35 per share. Additionally, we granted RSUs under our 2005 Stock Plan to Frederic B. Luddy to purchase 1,000,000 shares of common stock. The RSUs vest annually over a four year period.

In April and May 2012, we repurchased and subsequently cancelled 42,498 and 35,000 shares of common stock, respectively, at a price of $11.50 per share from former employees.

In April and May 2012, we granted stock options under our 2005 Stock Plan to certain employees to purchase 793,000 shares with an exercise price of $11.00 per share and 799,750 shares with an exercise price of $12.45 per share, respectively.

On April 27, 2012, our board of directors approved the Restated Certificate of Incorporation, Restated Bylaws, 2012 Equity Incentive Plan and the 2012 Employee Stock Purchase Plan, each to become effective in connection with the IPO.

In May 2012, we reincorporated into Delaware as ServiceNow, Inc.

Unaudited
Subsequent Events

(19) Subsequent Events (Unaudited)

On November 8, 2012, we entered into a lease agreement for 148,704 square feet of office space located in San Jose. The lease is for a period of approximately 11 years and is anticipated to begin on or around March 1, 2013. Rent will be paid on a monthly basis and will increase incrementally over the term of the lease for total minimum lease payments of approximately $48.8 million.

Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Initial Public Offering

Initial Public Offering (unaudited)

On July 5, 2012, we closed our initial public offering of 13,397,500 shares of common stock at an offering price of $18.00 per share. The offering included 10,350,000 shares sold and issued by us and 3,047,500 shares sold by our founder. The shares sold in the offering included 1,350,000 shares and 397,500 shares sold by us and our founder, respectively, pursuant to the underwriters’ full exercise of their overallotment option. The net proceeds to us from the offering were approximately $173.3 million after deducting underwriting discounts and commissions, and before deducting total estimated expenses in connection with the offering of $3.5 million.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles, or GAAP, and include our accounts and the accounts of our wholly-owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.

Stock Split

Stock Split

The consolidated financial statements reflect three 2-for-1 stock splits of our common stock with no corresponding change in par value, approved by the board of directors and stockholders, effective July 30, 2010, May 13, 2011 and December 15, 2011. Share and per share amounts have been retroactively restated to reflect the stock splits for all periods presented.

Per the terms of the convertible preferred stock, each stock split results in a proportional adjustment to the conversion ratio of each series of the convertible preferred stock. Upon the closing of our initial public offering on July 5, 2012, all of the outstanding 10,462,877 shares of convertible preferred stock converted into an aggregate of 83,703,016 shares of common stock.

Fiscal Year Change

Fiscal Year Change

On February 3, 2012, our board of directors approved a change to our fiscal year end from June 30 to December 31. Included in this report is the transition period for the six months ended December 31, 2011. Accordingly, we present the consolidated balance sheets as of June 30, 2010 and 2011, December 31, 2011 and September 30, 2012, and the consolidated statements of comprehensive income (loss), changes in convertible preferred stock and stockholders’ equity (deficit), and cash flows for the fiscal years ended June 30, 2009, 2010 and 2011, the six months ended December 31, 2010 and 2011 and the three months ended September 30, 2011 and 2012. References to fiscal 2009, 2010 and 2011 still refer to the fiscal years ended June 30, 2009, June 30, 2010 and June 30, 2011, respectively.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, as well as reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Items subject to the use of estimates include revenue recognition, reserves for trade accounts receivable, useful lives of fixed assets, certain accrued liabilities including our facility exit obligation, the determination of the provision for income taxes, the fair value of stock awards and loss contingencies.

Unaudited Interim Financial Information

Unaudited Interim Financial Information

The accompanying consolidated statements of comprehensive income (loss) and cash flows for the six months ended December 31, 2010 and the nine months ended September 30, 2011 and 2012 are unaudited. The unaudited interim financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments necessary to state fairly our results of operations and cash flows for the six months ended December 31, 2010 and the nine months ended September 30, 2011 and 2012. The financial data and the other information disclosed in these notes to the consolidated financial statements related to the six-month period and the nine-month periods are unaudited.

Segments

Segments

We define the term “chief operating decision maker” to be our Chief Executive Officer. Our Chief Executive Officer reviews the financial information presented on a consolidated basis, accompanied by disaggregated information about revenue by geographic region for purposes of allocating resources and evaluation of financial performance. Accordingly, we have determined that we operate in a single reporting segment, enterprise IT operations management.

Foreign Currency Translation

Foreign Currency Translation

The functional currencies for our foreign subsidiaries are their local currencies. Assets and liabilities of the wholly-owned foreign subsidiaries are translated into U.S. dollars at exchange rates in effect at each period end. Amounts classified in stockholders’ equity (deficit) are translated at historical exchange rates. Revenues and expenses are translated at the average exchange rates during the period. The resulting translation adjustments are recorded in accumulated other comprehensive income as a component of stockholders’ equity (deficit).

Allocation of Overhead Costs	Allocation of Overhead Costs Overhead associated with benefits, facilities, IT costs and depreciation is allocated to cost of revenues and operating expenses based on headcount.
Revenue Recognition

Revenue Recognition

We derive our revenues from two sources: (i) subscriptions and (ii) professional services and other. Subscription revenues are primarily comprised of fees which give customers access to our suite of on-demand applications, as well as access to our extensible platform to build custom applications. Our contracts typically do not give the customer the right to take possession of the software supporting the solution. Professional services and other revenues consist of fees associated with the implementation and configuration of our service. Professional services and other revenues also include customer training and attendance and sponsorship fees for Knowledge, our annual user conference.

We commence revenue recognition when all of the following conditions are met:

•	There is persuasive evidence of an arrangement;

•	The service has been provided to the customer;

•	The collection of related fees is reasonably assured; and

•	The amount of fees to be paid by the customer is fixed or determinable.

Signed agreements are used as evidence of an arrangement. If a signed contract by the customer does not exist, we have historically used either a purchase order or a signed order form as evidence of an arrangement. In cases where both a signed contract and either a purchase order or signed order form exist, we consider the signed contract to be the final persuasive evidence of an arrangement.

Subscription revenues are recognized ratably over the contract term beginning on the commencement date of each contract, which is the date we make our service available to our customers. Once our service is available to customers, amounts that have been invoiced are recorded in accounts receivable and in deferred revenue. Our professional services are priced either on a fixed-fee basis or on a time-and-materials basis. Professional services and other revenues are recognized as the services are delivered using a proportional performance model. Such services are delivered over a short period of time. In instances where final acceptance of the services are required before revenues are recognized, revenues and the associated costs are deferred until all acceptance criteria have been met.

We assess collectibility based on a number of factors such as past collection history with the customer and creditworthiness of the customer. If we determine collectibility is not reasonably assured, we defer revenue recognition until collectibility becomes reasonably assured. We assess whether the fee is fixed or determinable based on the payment terms associated with the transaction and whether the sales price is subject to refund or adjustment. Our arrangements do not include general rights of return.

We have multiple element arrangements comprised of subscription fees and professional services. In October 2009, the Financial Accounting Standards Board, or FASB, ratified authoritative accounting guidance regarding revenue recognition for arrangements with multiple deliverables effective for fiscal periods beginning on or after June 15, 2010. The guidance affects the determination of separate units of accounting in arrangements with multiple deliverables and the allocation of transaction consideration to each of the identified units of accounting. Previously, a delivered item was considered a separate unit of accounting when (i) it had value to the customer on a stand-alone basis, (ii) there was objective and reliable evidence of the fair value of the undelivered items, and (iii) there was no general right of return relative to the delivered services or the performance of the undelivered services was probable and substantially controlled by the vendor. The new guidance eliminates the requirement for objective and reliable evidence of fair value to exist for the undelivered items in order for a delivered item to be treated as a separate unit of accounting. The guidance also requires arrangement consideration to be allocated at the inception of the arrangement to all deliverables using the relative-selling-price method and eliminates the use of the residual method of allocation. Under the relative-selling-price method, the selling price for each deliverable is determined using vendor-specific objective evidence, or VSOE, of selling price or third-party evidence, or TPE, of selling price if VSOE does not exist. If neither VSOE nor TPE of selling price exists for a deliverable, the guidance requires an entity to determine the best estimate of selling price, or BESP.

Prior to the adoption of this authoritative accounting guidance, we did not have objective and reliable evidence of fair value for the items in our multiple element arrangements. As a result, we accounted for subscription and professional services revenues as one unit of account and recognized total contracted revenues ratably over the contracted term of the subscription agreement.

We adopted the new guidance on a prospective basis for fiscal 2011. As a result, this guidance was applied to all revenue arrangements entered into or materially modified since July 1, 2010. Upon adoption of this authoritative accounting guidance, we have accounted for subscription and professional services revenues as separate units of accounting. To qualify as a separate unit of accounting, the delivered item must have value to the customer on a standalone basis. Our subscription service has standalone value as it is routinely sold separately by us. In determining whether professional services have standalone value, we consider the following factors for each professional services agreement: availability of the services from other vendors, the nature of the professional services, the timing of when the professional services contract was signed in comparison to the subscription service start date and the contractual dependence of the subscription service on the customer’s satisfaction with the professional services work. Our professional services, including implementation and configuration services, are not so unique and complex that other vendors cannot provide them. In some instances, our customers independently contract with third-party vendors to do the implementation and we regularly outsource implementation services to contracted third-party vendors. As a result, we concluded professional services, including implementation and configuration services, have standalone value. Our on-demand application is fully functional without any additional development, modification or customization. We provide customers access to our subscription service at the beginning of the contract term.

We determine the selling price of each deliverable in the arrangement using the relative-selling price method based on the selling price hierarchy. The selling price for each unit of account is based on the BESP since VSOE and TPE are not available for our subscription service or professional services and other. The BESP for each deliverable is determined primarily by considering the historical selling price of these deliverables in similar transactions as well as other factors, including, but not limited to, market competition, review of stand-alone sales and pricing practices. The total arrangement fee for these multiple element arrangements is then allocated to the separate units of account based on the relative selling price. The method used to determine the BESP for our subscription service is consistent with the method used to determine prices for our services that are sold regularly on a standalone basis. In determining the appropriate pricing structure, we consider the extent of competitive pricing of similar products, marketing analyses and other feedback from analysts. We price our subscription service based on the number of users with a defined process role, according to a tiered structure. The BESP for our subscription service is based upon the historical selling price of these deliverables. Prior to December 2011, our professional services were priced on a fixed-fee basis as a percentage of the subscription fee. We also prepared a standard build-up cost analysis to estimate the fixed fee for our professional services based on the estimated level of effort to complete the professional services. If professional services were priced below the expected range due to discounting, fees allocated to professional services were limited to the amount not contingent upon the delivery of our subscription service. In December 2011, we began shifting our pricing model for professional services to a time-and-materials basis.

In limited circumstances, we grant certain customers the right to deploy our subscription service on the customers’ own servers without significant penalty. We have analyzed all of the elements in these particular multiple element arrangements and determined we do not have sufficient VSOE of fair value to allocate revenue to our subscription service and professional services. We defer all revenue under the arrangement until the commencement of the subscription service and any associated professional services. Once the subscription service and the associated professional services have commenced, the entire fee from the arrangement is recognized ratably over the remaining period of the arrangement.

Deferred Revenue

Deferred Revenue

Deferred revenue consists primarily of payments received in advance of revenue recognition from our subscriptions and professional services and other described above and is recognized as the revenue recognition criteria are met. We generally invoice our customers in annual installments for subscription service. Accordingly, the deferred revenue balance does not represent the total contract value of annual or multi-year, non-cancelable subscription license agreements. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current portion of deferred revenue and the remaining portion is recorded as long-term.

Deferred Commissions

Deferred Commissions

Deferred commissions are the incremental costs that are directly associated with our non-cancelable subscription contracts with customers and consist of sales commissions paid to our direct sales force and referral fees paid to independent third-parties. The commissions are deferred and amortized on a straight-line basis over the non-cancelable terms of the related customer contracts. Amortization of deferred commissions is included in sales and marketing expense in the consolidated statements of comprehensive income (loss).

Fair Value Measurements

Fair Value Measurements

Our financial instruments consist primarily of cash equivalents, short-term investments, accounts receivable, accounts payable and accrued expenses. These financial instruments are stated at their respective carrying values, which approximate their fair values, due to their short-term nature.

Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. We use a fair value hierarchy that is based on three levels of inputs, of which the first two are considered observable and the last unobservable. Our assets and liabilities are classified as Level 1, 2 or 3 within the following fair value hierarchy:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities that we have the ability to access;

Level 2—Inputs other than Level 1 that are directly or indirectly observable, such as quoted prices for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities, such as interest rates, yield curves and foreign currency spot rates; and

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets and liabilities.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less. Our cash and cash equivalents generally consist of investments in money market mutual funds and commercial paper. Cash and cash equivalents are stated at fair value.

Restricted Cash

Restricted Cash

Cash balances pledged as collateral for letters of credit are considered to be restricted cash and classified as such in the consolidated balance sheets. During fiscal 2010, we entered into fully secured letters of credit with a financial institution for two building lease arrangements in lieu of cash security deposits. These letter of credit agreements replaced our prior agreement with another financial institution, which was not terminated until fiscal 2011. As such, we had two letters of credit outstanding on the same building lease arrangement and a third letter of credit outstanding on another building lease arrangement as of June 30, 2010. These letters of credit were fully secured by certificates of deposit resulting in restricted cash of $0.4 million as of June 30, 2010.

During fiscal 2011, we relocated our San Diego office and terminated the lease on our former premises. As a result, a letter of credit fully secured by a certificate of deposit was maintained for only one building lease arrangement at June 30, 2011, December 31, 2011 and September 30, 2012 (unaudited), resulting in an immaterial restricted cash balance for each period end.

Short-term Investments

Short-term Investments

Short-term investments consist of commercial paper, corporate notes and bonds and U.S. government agency securities. We classify short-term investments as available-for-sale at the time of purchase and reevaluate such classification as of each balance sheet date. All short-term investments are recorded at estimated fair value. Unrealized gains and losses for available-for-sale securities are in accumulated other comprehensive income, a component of stockholders’ equity (deficit). We evaluate our investments to assess whether those with unrealized loss positions are other than temporarily impaired. We consider impairments to be other than temporary if they are related to deterioration in credit risk or if it is likely we will sell the securities before the recovery of their cost basis. Realized gains and losses and declines in value judged to be other than temporary are determined based on the specific identification method and are reported in interest and other income (expense), net in the consolidated statements of comprehensive income (loss).

Accounts Receivable

Accounts Receivable

We record trade accounts receivable at the net invoice value and such receivables are non-interest bearing. We consider receivables past due based on the contractual payment terms. We review our exposure to accounts receivable and reserves for specific amounts if collectibility is no longer reasonably assured.

Property and Equipment

Property and Equipment

Property and equipment, net, are stated at cost, subject to review of impairment, and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Computer equipment and software	3—5 years
Furniture and fixtures	3—5 years
Leasehold improvements	shorter of the lease term or estimated useful life

When assets are sold, or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is included in operating expenses. Repairs and maintenance are charged to operations as incurred.

Long-Lived Assets

Long-Lived Assets

We assess the recoverability of long-lived assets whenever adverse events or changes in circumstances indicate impairment may have occurred. If the future undiscounted cash flows expected to result from the use of the related assets are less than the carrying value of such assets, an impairment has been incurred and a loss is recognized to reduce the carrying value of the long-lived assets to fair value, which is determined by discounting estimated future cash flows.

In addition to the recoverability assessment, we routinely review the remaining estimated lives of our long-lived assets. During fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and the nine months ended September 30, 2011 (unaudited), there was no change to useful lives and related depreciation expense as we believe these estimates are reflective of the period the assets will be used in operations. During the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited), we reassessed the useful lives of our assets located in our managed service data centers and accelerated depreciation expense based on the decision to exit these data centers by December 31, 2012.

Capitalized Software Costs

Capitalized Software Costs

Costs incurred to develop our internal administration, finance and accounting systems are capitalized during the application development stage and amortized over the software’s estimated useful life of three years. No software development costs were capitalized during fiscal 2009, 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited). $2.3 million in software development costs have been capitalized during the nine months ended September 30, 2012 (unaudited).

Leases

Leases

Leases are reviewed and classified as capital or operating at their inception. For leases that contain rent escalations or periods during the lease term where rent is not required, we record the total rent payable on a straight-line basis over the term of the lease but exclude lease extension periods. The difference between rent payments and straight-line rent expense is recorded as deferred rent in the consolidated balance sheets. Deferred rent that will be recognized during the succeeding 12-month period is recorded as the current portion of deferred rent and the remainder is recorded as long-term deferred rent.

Under certain leases, we also receive incentives for leasehold improvements, which are recognized as deferred rent, if we determine they are owned by us, and amortized on a straight-line basis over the shorter of the lease term or estimated useful life as a reduction to rent expense. The leasehold improvements are included in property and equipment, net.

During the nine months ended September 30, 2012 (unaudited), we relocated our San Diego office to another facility in San Diego. As part of this move, we incurred $2.9 million in lease abandonment costs, which primarily consists of a loss on disposal of assets of $2.7 million and a cease-use loss of $0.2 million, recorded upon vacating our prior headquarters facility in August 2012. As of September 30, 2012 (unaudited), we recorded a corresponding facility exit obligation of $3.0 million, of which $0.6 million is classified as current and included in accrued liabilities on the consolidated balance sheet and the remaining $2.4 million is recorded as other long-term liabilities. The lease on our prior headquarter facility does not expire until 2019. The cease-use loss was calculated as the present value of the remaining lease obligation offset by estimated sublease rental receipts during the remaining lease period, adjusted for deferred items and estimated lease incentives. The key assumptions used in our discounted cash flow model include the amount and timing of estimated sublease rental receipts, and a credit-adjusted, risk-free discount rate of 5.08%. Over the course of the remaining lease term of the former facility, we will record additional lease abandonment costs due to the accretion on the facility exit obligation and adjustments that may arise from changes in estimates for the sublease rental receipts. The lease abandonment costs are included in general and administrative expense on our consolidated statement of comprehensive income (loss).

Preferred Stock Warrants Liability

Preferred Stock Warrants Liability

In connection with a line of credit with a financial institution, we issued warrants that allowed the holder to exercise the warrants into a fixed number of shares (subject to antidilution adjustments) of series B redeemable convertible preferred stock. These warrants provided for the issuance of shares that were redeemable at the option of the holder, therefore, the warrants were classified as a liability and initially measured at fair value. A corresponding offsetting debt discount was recorded and amortized as additional interest expense over the 12-month term of the associated line of credit. We remeasured the warrants at subsequent reporting periods with the change in fair value reflected as interest and other income (expense), net in the consolidated statements of comprehensive income (loss). We continued to remeasure the warrants to fair value until they were net settled during fiscal 2010.

Convertible Preferred Stock

Convertible Preferred Stock

Prior to the close of our initial public offering, we had shares of series A redeemable convertible preferred stock (Series A), series B redeemable convertible preferred stock (Series B), series C redeemable convertible preferred stock (Series C) and series D convertible preferred stock (Series D) outstanding, which hereafter are collectively referred to as our “convertible preferred stock.” Series A, Series B and Series C included a contingent and optional redemption provision that may have required us to redeem the preferred shares. Additionally, the convertible preferred stock included certain redemption provisions upon liquidation. The holders of our convertible preferred stock, acting as a group, would have been able to elect the majority of our board of directors and control the outcome of any vote of our stockholders, including a change-in-control that would have triggered liquidation. As redemption of our convertible preferred stock was outside of our control, all shares of our convertible preferred stock were presented outside of stockholders’ equity (deficit) in our consolidated balance sheets and consolidated statements of changes in convertible preferred stock and stockholders’ deficit as of June 30, 2010 and 2011 and December 31, 2011.

Upon the closing of our initial public offering on July 5, 2012, all of the outstanding 10,462,877 shares of convertible preferred stock converted into an aggregate of 83,703,016 shares of common stock.

Stock-based and Other Compensation

Stock-based and Other Compensation

We recognize compensation expense related to stock options and restricted stock units, or RSUs, on a straight-line basis over the requisite service period, which is generally the vesting term of four years. We recognize compensation expense related to shares issued pursuant to the employee stock purchase plan, or ESPP, on a straight-line basis over the offering period, which is generally six months. Compensation expense is recognized, net of forfeiture activity, estimated to be 4% annually. The fair value of awards is estimated using the Black-Scholes options pricing model. Refer to Note 12 for further information.

During fiscal 2009 and 2010, additional compensation expense was recorded as our employees and our founder sold shares of common stock back to us as part of the Series C and Series D financings. The transactions resulted in a premium paid to our employees and our founder in excess of fair value of $3.8 million and $30.8 million reflected as employee compensation for fiscal 2009 and 2010, respectively. There were no similar material charges for fiscal 2011, the six months ended December 31, 2010 (unaudited) and 2011 or the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited).

Net Income (Loss) Per Share Attributable to Common Stockholders

Net Income (Loss) Per Share Attributable to Common Stockholders

We compute net income (loss) attributable to common stockholders using the two-class method required for participating securities. We consider our convertible preferred stock that was outstanding prior to the close of our initial public offering and shares of common stock subject to repurchase resulting from the early exercise of stock options to be participating securities since they contain nonforfeitable rights to dividends or dividend equivalents in the event we declare a dividend for common stock. In accordance with the two-class method, earnings allocated to these participating securities, are subtracted from net income after deducting preferred stock dividends and accretion to the redemption value of the Series A, Series B and Series C to determine total undistributed earnings to be allocated to common stockholders. The holders of our convertible preferred stock did not have a contractual obligation to share in our net losses and such shares were excluded from the computation of basic earnings per share in periods of net loss.

Basic net income (loss) per share attributable to common stockholders is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of common shares outstanding during the period. All participating securities are excluded from basic weighted-average common shares outstanding. In computing diluted net income (loss) attributable to common stockholders, undistributed earnings are reallocated to reflect the potential impact of dilutive securities. Diluted net income (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period, adjusted for the effects of potentially dilutive common shares, which are comprised of outstanding common stock options, warrants, convertible preferred stock, RSUs, common stock subject to repurchase and ESPP obligations. The dilutive potential common shares are computed using the treasury stock method or the as-if converted method, as applicable. In periods where the effect of the conversion of preferred stock is dilutive, net income (loss) attributable to common stockholders is adjusted by the associated preferred dividends and accretions. The effects of outstanding common stock options, warrants, convertible preferred stock, RSUs, common stock subject to repurchase and ESPP obligations are excluded from the computation of diluted net income (loss) per common share in periods in which the effect would be antidilutive.

Concentration of Credit Risk and Significant Customers

Concentration of Credit Risk and Significant Customers

Financial instruments potentially exposing us to credit risk consist primarily of cash equivalents, restricted cash, short-term investments and accounts receivable. We maintain cash, cash equivalents and short-term investments at financial institutions that management believes to have good credit ratings and represent minimal risk of loss of principal. Accounts located in the United States are secured by the Federal Deposit Insurance Corporation.

Credit risk arising from accounts receivable is mitigated due to our large number of customers and their dispersion across various industries. At June 30, 2010 and 2011, December 31, 2011 and September 30, 2012 (unaudited) there were no customers that represented more than 10% of our accounts receivable balance. We had one customer that accounted for approximately 11% of our revenues during fiscal 2009. During fiscal 2010 and 2011, the six months ended December 31, 2010 (unaudited) and 2011 and the nine months ended September 30, 2011 (unaudited) and 2012 (unaudited), there were no customers that individually exceeded 10% of our revenues.

We review the composition of the accounts receivable balance, historical write-off experience and the potential risk of loss associated with delinquent accounts to determine if an allowance for doubtful accounts is necessary. Individual accounts receivable are written off when we become aware of a specific customer’s inability to meet its financial obligation, and all collection efforts are exhausted. As of June 30, 2010 and 2011 and December 31, 2011, there was no allowance for doubtful accounts as historical write-offs had not been significant. The following table presents the changes in the allowance for doubtful accounts as of September 30, 2012 (in thousands):

September 30, 2012
(Unaudited)
Allowance for doubtful accounts:
Balance at beginning of period	$—
Add: bad debt expense	160
Less: recoveries	(12)

Balance at end of period	$148

Warranties and Indemnification

Warranties and Indemnification

Our cloud-based service to automate enterprise IT operations is typically warranted to perform in a manner consistent with general industry standards that are reasonably applicable and materially in accordance with our online help documentation under normal use and circumstances.

We include service level commitments to our customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits in the event we fail to meet those levels. To date, we have not incurred significant costs as a result of such commitments and have not recorded any significant liabilities related to such obligations in the consolidated financial statements.

We have also agreed to indemnify our directors and executive officers for costs associated with any fees, expenses, judgments, fines and settlement amounts incurred by any of these persons in any action or proceeding to which any of those persons is, or is threatened to be, made a party by reason of the person’s service as a director or officer, including any action by us, arising out of that person’s services as a director or officer of our company or that person’s services provided to any other company or enterprise at our request. We maintain director and officer insurance coverage that may enable us to recover a portion of any future amounts paid. The fair values of these obligations are not material as of each balance sheet date.

Our arrangements include provisions indemnifying customers against liabilities if our products infringe a third-party’s intellectual property rights. We have not incurred any costs as a result of such indemnifications and have not recorded any liabilities related to such obligations in the consolidated financial statements.

Income Taxes

Income Taxes

We use the asset and liability method of accounting for income taxes in which deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be reversed. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income in the period that includes the enactment date. A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized.

Our tax positions are subject to income tax audits by multiple tax jurisdictions throughout the world. We recognize the tax benefit of an uncertain tax position only if it is more likely than not the position is sustainable upon examination by the taxing authority, based on the technical merits. The tax benefit recognized is measured as the largest amount of benefit which is more likely than not (greater than 50% likely) to be realized upon settlement with the taxing authority. We recognize interest accrued and penalties related to unrecognized tax benefits in our tax provision.

We calculate the current and deferred income tax provision based on estimates and assumptions that could differ from the actual results reflected in income tax returns filed in subsequent years. Adjustments based on filed income tax returns are recorded when identified. The amount of income taxes paid is subject to examination by U.S. federal and state tax authorities. The estimate of the potential outcome of any uncertain tax issue is subject to management’s assessment of relevant risks, facts and circumstances existing at that time. To the extent the assessment of such tax position changes, the change in estimate is recorded in the period in which the determination is made.

Adoption of New Accounting Standards

 Adoption of New Accounting Standards

Revenue Recognition. In October 2009, the FASB issued Accounting Standards Update, or ASU, 2009-13, “Revenue Recognition (Topic 605)—Multiple-Deliverable Revenue Arrangements—a Consensus of the FASB Emerging Issues Task Force.” This update provides amendments to the criteria in ASC 605, “Revenue Recognition,” for separating consideration in multiple-deliverable arrangements by establishing a selling price hierarchy. The selling price used for each deliverable will be based on VSOE if available, third-party evidence if VSOE is not available, or BESP if neither VSOE nor third-party evidence is available. ASU 2009-13 also eliminates the residual method of allocation and requires that arrangement consideration be allocated at the inception of the arrangement to all deliverables using the relative selling price method. In addition, the guidance expands the disclosure requirements for revenue recognition.

The guidance could be applied on a prospective basis for revenue arrangements entered into or materially modified in fiscal years beginning on or after June 15, 2010, with earlier application permitted on a retrospective basis. We adopted the guidance prospectively on July 1, 2010, which resulted in a decrease to deferred revenue and a corresponding increase to total revenues as of and for the year ended June 30, 2011. The primary reason for the impact was the recognition of professional service revenue over the performance period, which is shorter than the estimated period over which customers benefited from initial consulting services.

The following table summarizes the effects of this new guidance on our consolidated balance sheets and statements of comprehensive income (loss) (in thousands):

	As of and for the Fiscal Year Ended June 30, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
Total deferred revenue	$74,646	$81,036	$(6,390)

Revenues:
Subscription	$79,191	$78,305	$886
Professional services and other	13,450	7,946	5,504

Total revenues	$92,641	$86,251	$6,390

Comprehensive Income

Comprehensive Income. On June 16, 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which revises the manner in which companies present comprehensive income in their financial statements. This update requires companies to present components of comprehensive income in either (i) a continuous statement of comprehensive income or (ii) two separate but consecutive statements. It also eliminates the option for companies to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. This guidance is effective for fiscal periods beginning after December 15, 2011, with earlier adoption permitted. Accordingly, we retroactively adopted the provision of ASU 2011-05 during the six-month period ended December 31, 2011. The adoption of this guidance did not result in a material effect on our consolidated financial statements.

Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2012
Property and Equipment, Net Estimated Useful Lives

Property and equipment, net, are stated at cost, subject to review of impairment, and depreciated using the straight-line method over the estimated useful lives of the assets as follows:

Computer equipment and software	3—5 years
Furniture and fixtures	3—5 years
Leasehold improvements	shorter of the lease term or estimated useful life

Changes in Allowance for Doubtful Accounts

The following table presents the changes in the allowance for doubtful accounts as of September 30, 2012 (in thousands):

September 30, 2012
(Unaudited)
Allowance for doubtful accounts:
Balance at beginning of period	$—
Add: bad debt expense	160
Less: recoveries	(12)

Balance at end of period	$148

Summary of Effects of New Guidance on Consolidated Balance Sheets and Statements of Comprehensive Income (Loss)

The following table summarizes the effects of this new guidance on our consolidated balance sheets and statements of comprehensive income (loss) (in thousands):

	As of and for the Fiscal Year Ended June 30, 2011
	As Reported	Under Previous Accounting Guidance	Impact of Adoption of ASU 2009-13
Total deferred revenue	$74,646	$81,036	$(6,390)

Revenues:
Subscription	$79,191	$78,305	$886
Professional services and other	13,450	7,946	5,504

Total revenues	$92,641	$86,251	$6,390

Short-term Investments (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Short-Term Investments

The following is a summary of our short-term investments (in thousands):

	September 30, 2012
	(Unaudited)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Available-for-sale securities:
Commercial paper	$36,659	$1	$(12)	$36,648
Corporate notes and bonds	100,806	30	(22)	100,814
U.S. government agency securities	2,022	1	—	2,023

Total available-for-sale securities	$139,487	$32	$(34)	$139,485

Fair Values and Gross Unrealized Losses of Available-for-Sale Securities Aggregated by Investment Category

The following table shows the fair values and the gross unrealized losses of these available-for-sale securities aggregated by investment category (in thousands):

	September 30, 2012
	(Unaudited)
	Fair Value	Gross Unrealized Losses
Commercial paper	$34,908	$(12)
Corporate notes and bonds	65,782	(22)

Total	$100,690	$(34)

Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Founder’s receivable	$5,267	$5,267	$5,267	$—
Other	429	3,311	4,616	5,675

Total prepaid expenses and other current assets	$5,696	$8,578	$9,883	$5,675

Property and Equipment (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Property and Equipment, Net

Property and equipment, net consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Computer equipment and software	$1,752	$6,562	$16,586	$41,919
Furniture and fixtures	192	1,230	1,755	3,017
Leasehold improvements	106	2,747	2,795	815
Construction in progress	298	1,031	3,740	4,955

	2,348	11,570	24,876	50,706
Less: accumulated depreciation	(650)	(2,103)	(4,181)	(11,620)

Total property and equipment, net	$1,698	$9,467	$20,695	$39,086

Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consists of the following (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Taxes payable	$6,127	$6,851	$7,399	$3,376
Bonuses and commissions	3,176	3,613	6,080	6,710
Accrued compensation	891	1,856	3,570	5,895
Accrued third-party professional services	541	1,798	1,919	2,141
Other employee expenses	286	716	1,809	5,447
Current portion of facility exit obligation	—	—	—	597
Other	1,708	3,750	4,831	7,872

Total accrued expenses and other current liabilities	$12,729	$18,584	$25,608	$32,038

Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2012
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents our fair value hierarchy for our assets and liabilities measured at fair value on a recurring basis at September 30, 2012 (unaudited) (in thousands):

	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$35,309	$—	$—	$35,309
Commercial paper	—	40,932	—	40,932
Short-term investments:
Commercial paper	—	36,648	—	36,648
Corporate notes and bonds	—	100,814	—	100,814
U.S. government agency securities	—	2,023	—	2,023

Total	$35,309	$180,417	$—	$215,726

Fair Value Measurements Level 3 Activity

Black-Scholes options pricing model. The inputs used in determining the fair values are discussed in detail in Note 7. Level 3 activity is as follows (in thousands):

Level 3
Balance at June 30, 2008	$67
Interest and other income (expense), net for change in fair value of preferred stock warrants	61

Balance at June 30, 2009	128
Interest and other income (expense), net for change in fair value of preferred stock warrants	702
Net settlement of preferred stock warrant liability	(830)

Balance at June 30, 2010	$—

Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2012
Redemption Requirement of Common Stock

The combined aggregate amount of redemption requirements for all issuances of capital stock that were redeemable assuming exercise of redemption rights at the earliest possible date, was as follows as of December 31, 2011 (in thousands):

	Series A	Series B	Series C	Total
Years Ended December 31,
2012	$—	$—	$—	$—
2013	—	—	—	—
2014	216	410	2,000	2,626
2015	2,263	4,304	2,000	8,567
2016	2,107	4,013	2,000	8,120

Total redemption requirements	$4,586	$8,727	$6,000	$19,313

Common Stock (Tables)	9 Months Ended
Sep. 30, 2012
Common Stock Outstanding and Reserved Shares of Common Stock for Future Issuance

As of September 30, 2012 (unaudited), we had 123,371,566 shares of common stock outstanding and had reserved shares of common stock for future issuance as follows:

September 30, 2012 (Unaudited)
Stock option plan:
Options outstanding	37,279,442
RSUs	1,134,851
Stock awards available for future grants:
2005 Stock Option Plan(1)	—
2012 Equity Incentive Plan(1)	11,635,301
2012 Employee Stock Purchase Plan(1)	5,000,000

Total reserved shares of common stock for future issuance	55,049,594

(1)	Refer to Note 11 for a description of these plans.

Stock Awards (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Stock Option Activity

A summary of the stock option activity for fiscal 2009, 2010 and 2011, the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited) is as follows:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2008	16,333,664	$0.03
Granted	4,160,000	0.21
Exercised	(348,328)	0.02
Forfeited	(981,336)	0.05

Outstanding at June 30, 2009	19,164,000	0.07
Granted	4,684,000	1.00
Exercised	(7,036,768)	0.03
Forfeited	(290,248)	0.41

Outstanding at June 30, 2010	16,520,984	0.34
Granted	15,402,456	2.15
Exercised	(4,279,456)	0.25
Forfeited	(867,590)	0.87
Cancelled	(450,000)	0.18

Outstanding at June 30, 2011	26,326,394	1.40
Granted	17,055,120	3.29
Exercised	(1,469,118)	1.45
Forfeited	(2,310,756)	1.61

Outstanding at December 31, 2011	39,601,640	2.20
Granted (unaudited)	7,085,680	13.48
Exercised (unaudited)	(5,523,840)	0.61
Forfeited (unaudited)	(3,543,871)	3.22
Cancelled (unaudited)	(340,167)	1.90

Outstanding at September 30, 2012	37,279,442	$4.48	8.51 years	$1,274,895,101

Information About Outstanding And Vested Stock Options

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at June 30, 2008	16,333,664	$0.03
Granted	4,160,000	0.21
Exercised	(348,328)	0.02
Forfeited	(981,336)	0.05

Outstanding at June 30, 2009	19,164,000	0.07
Granted	4,684,000	1.00
Exercised	(7,036,768)	0.03
Forfeited	(290,248)	0.41

Outstanding at June 30, 2010	16,520,984	0.34
Granted	15,402,456	2.15
Exercised	(4,279,456)	0.25
Forfeited	(867,590)	0.87
Cancelled	(450,000)	0.18

Outstanding at June 30, 2011	26,326,394	1.40
Granted	17,055,120	3.29
Exercised	(1,469,118)	1.45
Forfeited	(2,310,756)	1.61

Outstanding at December 31, 2011	39,601,640	2.20
Granted (unaudited)	7,085,680	13.48
Exercised (unaudited)	(5,523,840)	0.61
Forfeited (unaudited)	(3,543,871)	3.22
Cancelled (unaudited)	(340,167)	1.90

Outstanding at September 30, 2012	37,279,442	$4.48	8.51 years	$1,274,895,101

Vested and expected to vest as of June 30, 2009	18,842,329	$0.06	7.76 years	$4,079,780

Vested and exercisable as of June 30, 2009	10,723,479	$0.03	7.06 years	$2,748,003

Vested and expected to vest as of June 30, 2010	16,175,929	$0.33	7.72 years	$14,458,066

Vested and exercisable as of June 30, 2010	7,895,777	$0.07	6.63 years	$9,051,521

Vested and expected to vest as of June 30, 2011	26,025,366	$1.39	8.37 years	$31,601,963

Vested and exercisable as of June 30, 2011	8,628,975	$0.35	6.53 years	$19,421,343

Vested and expected to vest as of December 31, 2011	38,723,419	$2.17	8.61 years	$109,458,847

Vested and exercisable as of December 31, 2011	10,123,858	$0.57	6.52 years	$44,821,224

Vested and expected to vest as of September 30, 2012 (unaudited)	36,593,833	$4.43	8.50 years	$1,253,278,350

Vested and exercisable as of September 30, 2012 (unaudited)	11,607,655	$1.77	7.58 years	$428,488,416

Summary of Restricted Stock Activity

A summary of the restricted stock activity for fiscal 2011, the six months ended December 31, 2011 and the nine months ended September 30, 2012 (unaudited) is as follows:

	Number Outstanding	Weighted-average Grant Date Fair Value
Balance at June 30, 2010	—	$—
Early exercised	453,243	0.86
Vested	(37,755)	0.58

Balance at June 30, 2011	415,488	0.89
Early exercised	360,852	1.29
Vested	(185,640)	0.66
Repurchased	(12,084)	0.74

Balance at December 31, 2011	578,616	1.21
Early exercised (unaudited)	263,970	2.38
Vested (unaudited)	(491,337)	1.50
Repurchased (unaudited)	(2,084)	0.11

Balance at September 30, 2012	349,165	1.69

Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Estimates Weighted-average Fair Value Per Share of Options Granted

The following weighted-average assumptions were used for each respective period to calculate our stock-based compensation for each stock option grant:

	Fiscal Year Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Stock Options:
Expected volatility	69% - 75%	65%	50% - 69%	57% - 67%	56% - 69%	50% - 69%	54% - 57%
Expected term (in years)	5.62	6.02	6.05	6.04	5.75	5.83	6.05
Risk-free interest rate	1.48% - 3.77%	2.57% - 3.04%	1.43% - 2.96%	1.43% - 2.96%	0% - 1.92%	0.00% - 3.03%	0.87% - 1.18%
Dividend yield	—%	—%	—%	—%	—%	—%	—%

The following weighted-average assumptions were used to calculate our stock-based compensation for each stock purchase right granted under the Employee Stock Purchase Plan (ESPP), which became effective on June 28, 2012:

Nine Months Ended, September 30, 2012
(Unaudited)
ESPP:
Expected volatility	42%
Expected term (in years)	.58
Risk-free interest rate	0.16%
Dividend yield	—%

Net Income (Loss) Per Share Attributable to Common Stockholders (Tables)	9 Months Ended
Sep. 30, 2012
Calculation of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders

The following tables present the calculation of basic and diluted net income (loss) per share attributable to common stockholders (in thousands, except share and per share data):

	Fiscal Years Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Numerator:
Net income (loss)	$(5,906)	$(29,705)	$9,830	$4,803	$(6,684)	$5,148	$(27,417)
Accretion of redeemable convertible preferred stock	(625)	(640)	(633)	(320)	(312)	(471)	(308)
Net income attributable to participating securities	—	—	(7,558)	(3,721)	—	(3,788)	—

Net income (loss) attributable to common stockholders—basic	$(6,531)	$(30,345)	$1,639	$762	$(6,996)	$889	$(27,725)

Undistributed earnings reallocated to participating securities	$—	$—	$671	$349	$—	$361	$—

Net income (loss) attributable to common stockholders— diluted	$(6,531)	$(30,345)	$2,310	$1,111	$(6,996)	$1,250	$(27,725)

Denominator:
Weighted-average shares outstanding Basic	39,039,066	23,157,576	18,163,977	17,156,445	21,104,219	19,695,440	57,089,411
Effect of potentially dilutive securities:
Common stock options	—	—	9,931,509	10,465,912	—	10,917,099	—

Weighted-average shares outstanding Diluted	39,039,066	23,157,576	28,095,486	27,622,357	21,104,219	30,612,539	57,089,411

Net income (loss) per share attributable to common stockholders:
Basic	$(0.17)	$(1.31)	$0.09	$0.04	$(0.33)	$0.05	$(0.49)

Diluted	$(0.17)	$(1.31)	$0.08	$0.04	$(0.33)	$0.04	$(0.49)

Summary of Potentially Dilutive Securities

Potentially dilutive securities not included in the calculation of diluted net income (loss) per share because doing so would be antidilutive are as follows:

	Fiscal Years Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Common stock options	19,164,000	16,520,984	7,635,190	7,890,844	39,601,640	8,548,888	37,279,442
Warrants	414,816	—	—	—	—	—	—
Convertible preferred stock	59,777,936	83,703,016	83,703,016	83,703,016	83,703,016	83,703,016	—
Restricted stock units	—	—	—	—	—	—	1,134,851
Common stock subject to repurchase	—	—	83,551	—	578,616	288,350	349,165
ESPP obligations	—	—	—	—	—	—	468,704

Total potentially dilutive securities	79,356,752	100,224,000	91,421,757	91,593,860	123,883,272	92,540,254	39,232,162

Income Taxes (Tables)	9 Months Ended
Sep. 30, 2012
Components of Provision for Income Taxes

The provision for income taxes consists of the following (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
Current provision:
Federal	$—	$—	$62	$111	$325
State	5	2	988	449	396
Foreign	43	278	286	93	329

	48	280	1,336	653	1,050

Deferred provision:
Federal	—	—	—	—	22
State	—	—	—	—	3
Foreign	—	—	—	—	—

	—	—	—	—	25

Provision for income taxes	$48	$280	$1,336	$653	$1,075

Components of Income (Loss) From Continuing Operations Before Income Taxes

The components of income (loss) from continuing operations before income taxes by United States and foreign jurisdictions were as follows (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
United States	$(5,864)	$(29,602)	$10,585	$5,368	$(1,375)
Foreign	6	177	581	88	(4,234)

Total	$(5,858)	$(29,425)	$11,166	$5,456	$(5,609)

Reconciliation of Federal Income Tax Rate

The effective income tax rate differs from the federal statutory income tax rate applied to the income (loss) before provision for income taxes due to the following (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
Tax computed at the federal statutory rate	$(1,991)	$(10,005)	$3,799	$1,857	$(1,907)
State taxes, net of federal benefit	(312)	(359)	250	122	82
Tax rate differential for international subsidiaries(1)	(1)	(13)	(47)	(23)	1,589
Stock-based compensation	50	149	727	244	978
Tax credits	(677)	(282)	(409)	(150)	(378)
Tax contingencies	194	265	171	74	178
Permanent differences	226	411	305	120	244
Change in state rate	32	(1,170)	662	295	8
Other	(15)	117	344	379	146
Valuation allowance	2,542	11,167	(4,466)	(2,265)	135

Provision for income taxes	$48	$280	$1,336	$653	$1,075

(1)

The change in the impact of the tax rate differential for international jurisdictions is primarily attributable to a change in the mix of income/loss from the United States to international jurisdictions with different income tax rates compared to the United States.

Reconciliation of Deferred Tax Assets and Liabilities

 A valuation allowance has been recognized to offset our deferred tax assets as realization for fiscal 2010 and 2011 and the six months ended December 31, 2011 of such deferred tax assets has not met the more likely than not threshold.

	June 30,		December 31, 2011
	2010	2011
Deferred tax assets:
Net operating losses	$15,731	$9,936	$4,182
Deferred revenue	848	2,397	8,434
Accrued state taxes	—	286	28
Accrued expenses	416	363	672
Deferred rent	128	183	201
Credit carryforwards	781	858	1,357
Incentive from lessor	—	1,096	1,023
Stock-based compensation	—	345	1,333
Other	409	461	1,130

Total deferred tax assets	18,313	15,925	18,360
Less valuation allowance	(18,160)	(13,694)	(13,829)

	153	2,231	4,531
Deferred tax liabilities:
Accrued expenses	—	—	—
Property and equipment	(153)	(2,231)	(4,531)

Net deferred tax assets	$—	$—	$—

Reconciliation of Beginning and Ending Balance of Total Unrecognized Tax Benefits

A reconciliation of the beginning and ending balance of total unrecognized tax benefits is as follows (in thousands):

	Fiscal Years Ended June 30,			Six Months Ended December 31,
	2009	2010	2011	2010	2011
				(Unaudited)
Beginning balance	$98	$185	$374	$374	$519
Tax provisions taken in the period:
Additions	87	189	145	73	191
Reductions	—	—	—	—	—

Ending balance	$185	$374	$519	$447	$710

Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2012
Annual Future Minimum Payments Under Operating Leases

Annual future minimum payments under these operating leases were as follows as of December 31, 2011 (in thousands):

	Data Centers	Office Leases	Total
Years Ended December 31,
2012	$8,284	$2,795	$11,079
2013	8,587	2,247	10,834
2014	3,270	2,409	5,679
2015	197	1,724	1,921
2016	—	1,661	1,661
Thereafter	—	3,603	3,603

Total minimum lease payments	$20,338	$14,439	$34,777

Annual Future Minimum Payments Under Operating Leases / Facility Exit Obligation

Annual future minimum payments under our operating leases were as follows as of September 30, 2012 (unaudited) (in thousands):

	Data Centers	Office Leases	Total
Fiscal Period:
Remaining three months ended December 31, 2012	$2,982	$916	$3,898
2013	8,174	5,395	13,569
2014	5,314	5,162	10,476
2015	546	4,837	5,383
2016	—	5,044	5,044
Thereafter	—	18,392	18,392

Total minimum lease payments	$17,016	$39,746	$56,762

Information About Geographic Areas (Tables)	9 Months Ended
Sep. 30, 2012
Revenues by Geographic Area, Based on Billing Location of Customer

Revenues by geographic area, based on the billing location of the customer, were as follows for the periods presented (in thousands):

	Fiscal Year Ended June 30,			Six Months Ended December 31,		Nine Months Ended September 30,
	2009	2010	2011	2010	2011	2011	2012
				(Unaudited)		(Unaudited)
Revenues by geography
North America	$14,062	$31,396	$69,333	$27,919	$51,901	$65,929	$120,124
Europe	5,018	10,708	20,093	8,693	18,842	21,856	42,027
Asia Pacific and other	235	1,225	3,215	1,332	2,632	1,109	6,399

Total revenues	$19,315	$43,329	$92,641	$37,944	$73,375	$88,894	$168,550

Long-lived Assets by Geographic Area

Long-lived assets by geographic area were as follows (in thousands):

	June 30,		December 31, 2011	September 30, 2012
	2010	2011
				(Unaudited)
Long-lived assets:
North America	$1,013	$7,859	$15,820	$28,561
Europe	500	1,391	4,537	9,320
Asia Pacific and other	185	217	338	1,205

Total long-lived assets	$1,698	$9,467	$20,695	$39,086

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012 CreditFacility Customer	Aug. 31, 2012	Jul. 31, 2012	Dec. 31, 2011 Customer CreditFacility	Dec. 31, 2010	Sep. 30, 2012 CreditFacility Customer	Sep. 30, 2011	Jun. 30, 2011 Customer CreditFacility	Jun. 30, 2010 Customer	Jun. 30, 2009	Jul. 05, 2012
Summary Of Significant Accounting Policies [Line Items]
Stock issued, Shares			13,397,500
Common stock offering price, per share											$ 18
Issuance of common stock upon initial public offering, net of offering costs, value			$ 173,300,000			$ 169,799,000
Common stock estimated expenses			3,500,000
Number of stock splits						3
Stock split conversion ratio						2
Stock split description						The consolidated financial statements reflect three 2-for-1 stock splits of our common stock with no corresponding change in par value, approved by the board of directors and stockholders, effective July 30, 2010, May 13, 2011 and December 15, 2011. Share and per share amounts have been retroactively restated to reflect the stock splits for all periods presented.
Outstanding shares of convertible preferred stock	0			0		0		0	0
Aggregate common stock						83,703,016
Description of conversion of stock						Upon the closing of our initial public offering on July 5, 2012, all of the outstanding 10,462,877 shares of convertible preferred stock converted into an aggregate of 83,703,016 shares of common stock.
Deferred revenue recognized period						12 years
Original maturities of cash and cash equivalents						Three months or less
Number of letters of credit outstanding on building lease arrangement	1			1		1		1
Restricted cash	37,000			45,000		37,000		45,000	395,000
Software Development Cost				0	0	2.3	0	0	0	0
Current portion of deferred rent recognized period						12 months
Relocation expenses		200,000
Facility exit obligation	3,000,000					3,000,000
Facility exit obligation, current	600,000					600,000
Facility exit obligation, non- current	2,400,000					2,400,000
Risk-free discount rate	5.08%
Period of amortization of debt discount						12 months
Compensation expense recognized, vesting term						48 months
Compensation expense recognized, net of forfeiture activity, estimated annual percentage						4.00%
Compensation expense						30,800,000
Number of customers represented more than ten percent of the accounts receivable balance	0			0		0		0	0
Income Tax benefit recognized						50.00%
Customer 1
Summary Of Significant Accounting Policies [Line Items]
Percentage of revenues										11.00%
Customer Concentration Risk
Summary Of Significant Accounting Policies [Line Items]
Number of customers individually exceeded ten percent of the revenues	0			0	0	0	0	0	0	1
Stock Options And Restricted Units
Summary Of Significant Accounting Policies [Line Items]
Compensation expense recognized, vesting term						4 months
Employee Stock
Summary Of Significant Accounting Policies [Line Items]
Compensation expense recognized, vesting term						6 years
Gain (Loss) on Disposition of Assets
Summary Of Significant Accounting Policies [Line Items]
Relocation expenses		2,900,000
Cease-use loss
Summary Of Significant Accounting Policies [Line Items]
Relocation expenses		2,700,000
Computer Software, Intangible Asset
Summary Of Significant Accounting Policies [Line Items]
Useful life of capitalized software						3 years
Letters Of Credit [Member]
Summary Of Significant Accounting Policies [Line Items]
Compensation expense				$ 0	$ 0	$ 0	$ 0	$ 0	$ 30,800,000	$ 3,800,000
Group One
Summary Of Significant Accounting Policies [Line Items]
Number of letters of credit outstanding on building lease arrangement					2				2
Group Two
Summary Of Significant Accounting Policies [Line Items]
Number of letters of credit outstanding on building lease arrangement									1
IPO
Summary Of Significant Accounting Policies [Line Items]
Stock issued, Shares			10,350,000
Common stock issue for over-allotment option			1,350,000
Outstanding shares of convertible preferred stock											10,462,877
Founder
Summary Of Significant Accounting Policies [Line Items]
Stock issued, Shares			3,047,500
Common stock issue for over-allotment option			397,500

Property and Equipment, Net Estimated Useful Lives (Detail)	9 Months Ended
Sep. 30, 2012
Computer Equipment And Software | Minimum
Property and equipment estimated useful lives
Property and Equipment useful lives	3 years
Computer Equipment And Software | Maximum
Property and equipment estimated useful lives
Property and Equipment useful lives	5 years
Furniture and Fixtures | Minimum
Property and equipment estimated useful lives
Property and Equipment useful lives	3 years
Furniture and Fixtures | Maximum
Property and equipment estimated useful lives
Property and Equipment useful lives	5 years
Leasehold Improvements
Property and equipment estimated useful lives
Property and Equipment useful lives	Shorter of the lease term or estimated useful life

Changes in Allowance for Doubtful Accounts (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Changes in the allowance for doubtful accounts
Balance at beginning of period
Add: bad debt expense	160
Less: recoveries	(12)
Balance at end of period	$ 148

Summary of Effects of New Guidance on Consolidated Balance Sheets and Statements of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total deferred revenue					$ 74,646
Revenues:
Subscription	64,886	33,191	141,640	76,331	79,191	40,078	17,841
Professional services and other	8,489	4,753	26,910	12,563	13,450	3,251	1,474
Total revenues	73,375	37,944	168,550	88,894	92,641	43,329	19,315
Under Previous Accounting Guidance
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total deferred revenue					81,036
Revenues:
Subscription					78,305
Professional services and other					7,946
Total revenues					86,251
Impact of Adoption of ASU 2009-13
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total deferred revenue					(6,390)
Revenues:
Subscription					886
Professional services and other					5,504
Total revenues					$ 6,390

Summary of Short-Term Investments (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 139,487
Gross Unrealized Gains	32
Gross Unrealized Losses	(34)
Estimated Fair Value	139,485
Commercial Paper
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	36,659
Gross Unrealized Gains	1
Gross Unrealized Losses	(12)
Estimated Fair Value	36,648
Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	100,806
Gross Unrealized Gains	30
Gross Unrealized Losses	(22)
Estimated Fair Value	100,814
US Government Agencies Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,022
Gross Unrealized Gains	1
Estimated Fair Value	$ 2,023

Short-term Investment - Additional Information (Detail) (USD $)	9 Months Ended
Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities in a gross unrealized loss position, maturities term	12 months
Other-than-temporary impairments considered	$ 0

Fair Values and Gross Unrealized Losses of Available-for-Sale Securities Aggregated by Investment Category (Detail) (USD $)	Sep. 30, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair Value	$ 100,690
Gross Unrealized Losses	(34)
Commercial Paper
Schedule of Available-for-sale Securities [Line Items]
Fair Value	34,908
Gross Unrealized Losses	(12)
Corporate Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value	65,782
Gross Unrealized Losses	$ (22)

Summary of Prepaid Expenses and Other Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Founder's receivable		$ 5,267	$ 5,267	$ 5,267
Other	5,675	4,616	3,311	429
Total prepaid expenses and other current assets	$ 5,675	$ 9,883	$ 8,578	$ 5,696

Summary of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 50,706	$ 24,876	$ 11,570	$ 2,348
Less: accumulated depreciation	(11,620)	(4,181)	(2,103)	(650)
Total property and equipment, net	39,086	20,695	9,467	1,698
Computer Equipment And Software
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	41,919	16,586	6,562	1,752
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	3,017	1,755	1,230	192
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	815	2,795	2,747	106
Construction in Progress
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 4,955	$ 3,740	$ 1,031	$ 298

Property Plant and equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Property, Plant and Equipment [Line Items]
Depreciation	$ 2,045	$ 502	$ 8,842	$ 1,794	$ 1,472	$ 369	$ 164

Summary of Accrued Expenses and Other Current Liabilities (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Accrued Expenses and Other Current Liabilities [Line Items]
Taxes payable	$ 3,376	$ 7,399	$ 6,851	$ 6,127
Bonuses and commissions	6,710	6,080	3,613	3,176
Accrued compensation	5,895	3,570	1,856	891
Accrued third-party professional services	2,141	1,919	1,798	541
Other employee expenses	5,447	1,809	716	286
Current portion of facility exit obligation	597
Other	7,872	4,831	3,750	1,708
Total accrued expenses and other current liabilities	$ 32,038	$ 25,608	$ 18,584	$ 12,729

Warrants for Purchase of Series B Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2007 Transaction	Jun. 30, 2006 Transaction	Jun. 30, 2009 Warrant	Jun. 30, 2007 Warrant	Jun. 30, 2006 Warrant
Class of Warrant or Right [Line Items]
Issuance of warrants	31,909	19,943
Exercise price of warrants issued	1.25	1.25
Term of warrants issued	7 years	7 years
Expected term (in years)			4 years 7 months 10 days
Expected volatility			70.00%
Dividend yield			0.00%
Risk-free interest rate			2.37%
Weighted-average fair value of the warrants				$ 3.01	$ 3.01

Fair Value Measurements Level 3 Activity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	$ 139,485
Total	215,726
Money Market Funds
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	35,309
Commercial Paper
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	40,932
Commercial paper	36,648
Corporate Debt Securities
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	100,814
US Government Agencies Debt Securities
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	2,023
Fair Value, Inputs, Level 1
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Total	35,309
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	35,309
Fair Value, Inputs, Level 2
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Total	180,417
Fair Value, Inputs, Level 2 | Commercial Paper
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	40,932
Commercial paper	36,648
Fair Value, Inputs, Level 2 | Corporate Debt Securities
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	100,814
Fair Value, Inputs, Level 2 | US Government Agencies Debt Securities
Fair Value, Option, Qualitative Disclosures Related to Election [Line Items]
Commercial paper	$ 2,023

Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (Warrant, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2010	Jun. 30, 2009
Warrant
Level 3 activity
Beginning Balance	$ 128	$ 67
Interest and other income (expense), net for change in fair value of preferred stock warrants	702	61
Net settlement of preferred stock warrant liability	(830)
Ending balance		$ 128

Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended					1 Months Ended				1 Months Ended					1 Months Ended	9 Months Ended
	Jul. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2011	Nov. 25, 2009 Installment	Sep. 30, 2012 IPO	Sep. 30, 2012 Cost of Sales	Sep. 30, 2012 Sales and marketing	Sep. 30, 2012 Research and development	Sep. 30, 2012 General and Administrative Expense	Sep. 30, 2012 Interest and Other Income Expense	Apr. 30, 2009 Series C redeemable convertible preferred stock	Dec. 31, 2011 Series C redeemable convertible preferred stock	Jun. 30, 2011 Series C redeemable convertible preferred stock	Jun. 30, 2010 Series C redeemable convertible preferred stock	Apr. 30, 2009 Series C redeemable convertible preferred stock Note [Member]	Nov. 20, 2009 Series D convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Jun. 30, 2011 Series D convertible preferred stock	Jun. 30, 2010 Series D convertible preferred stock	Nov. 20, 2009 Series D convertible preferred stock Warrant	Sep. 30, 2012 Series A	Sep. 30, 2012 Series B	Sep. 30, 2012 Convertible preferred stock Minimum
Preferred Stock [Line Items]
Preferred Stock, Shares Issued		0	0	0		0								983,606	983,606	983,606	983,606		2,990,635	3,830,379	3,830,379	3,830,379
Price per share			$ 0.85											$ 6.1				$ 0.28	$ 17.27				$ 17.27
Gross proceeding				$ 51,245,000	$ 5,907,000									$ 6,000,000					$ 51,600,000
Settlement of related party promissory note for common shares																		7,868,848
Price of per common share																		$ 0.76
Compensation expense			30,800,000						700,000	2,000,000	3,600,000	24,500,000	300,000					3,800,000
Common stock repurchased and subsequently cancelled																			23,510,264				51,852
Number of share cancelled, held by founder																			16,480,000
Shares repurchased and subsequently cancelled from eligible stockholders held by founder price per share																			$ 2.16
Strike price of warrant																							$ 1.25
Gross proceeding to stockholders and warrant holders		15,000	1,960,000	20,814,000	2,213,000																		51,600,000
Maximum percentage of vested shares allowed to be sold by former employees																							100.00%
Minimum percentage of vested shares, Required to retain a for current employees																							30.00%
Outstanding shares of convertible preferred stock		0	0	0		0		10,462,877							983,606	983,606	983,606			3,830,379	3,830,379	3,830,379
Aggregate common stock								83,703,016
Holders of shares, entitled to receive dividends of cash in percentage			8.00%																					8.00%	8.00%
Dividends declared or paid		0	0	0		0
Number of Common Stock used for Preferred Stock			8
Issuance of common stock upon initial public offering, net of offering costs, value	$ 173,300,000		$ 169,799,000																							$ 50,000,000
Number of annual installments							3
Redemption term			P5Y

Redemption Requirement of Common Stock (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Class of Stock [Line Items]
Redemption requirements	$ 19,313
2014
Class of Stock [Line Items]
Redemption requirements	2,626
2015
Class of Stock [Line Items]
Redemption requirements	8,567
2016
Class of Stock [Line Items]
Redemption requirements	8,120
Series A
Class of Stock [Line Items]
Redemption requirements	4,586
Series A | 2014
Class of Stock [Line Items]
Redemption requirements	216
Series A | 2015
Class of Stock [Line Items]
Redemption requirements	2,263
Series A | 2016
Class of Stock [Line Items]
Redemption requirements	2,107
Series B
Class of Stock [Line Items]
Redemption requirements	8,727
Series B | 2014
Class of Stock [Line Items]
Redemption requirements	410
Series B | 2015
Class of Stock [Line Items]
Redemption requirements	4,304
Series B | 2016
Class of Stock [Line Items]
Redemption requirements	4,013
Series C redeemable convertible preferred stock
Class of Stock [Line Items]
Redemption requirements	6,000
Series C redeemable convertible preferred stock | 2014
Class of Stock [Line Items]
Redemption requirements	2,000
Series C redeemable convertible preferred stock | 2015
Class of Stock [Line Items]
Redemption requirements	2,000
Series C redeemable convertible preferred stock | 2016
Class of Stock [Line Items]
Redemption requirements	$ 2,000

Common Stock - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Feb. 21, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Shares of common stock, authorized	600,000,000		600,000,000	600,000,000	600,000,000
Shares of common stock, issued and sold	123,371,566	1,750,980	22,229,978	20,772,944	16,493,488
Common stock issued and sold, price per share		$ 10.2
Gross proceeds in a private placement	$ 17.9
Price per share	$ 0.85
Shares of common stock outstanding	123,371,566		22,229,978	20,772,944	16,493,488
10 Dollar per share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Repurchase and cancellation of common shares	100,000
11 Dollar per share
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Repurchase and cancellation of common shares	77,498
One Lac Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Price per share	$ 10
77498 Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Price per share	$ 11.5

Common Stock Outstanding and Reserved Shares of Common Stock for Future Issuance (Detail)	Sep. 30, 2012		Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008
Common stock outstanding and reserved shares of common stock for future issuance
Options outstanding	37,279,442		39,601,640	26,326,394	16,520,984	19,164,000	16,333,664
RSUs	1,134,851
Total reserved shares of common stock for future issuance	55,049,594
2012 Equity Incentive Plan
Common stock outstanding and reserved shares of common stock for future issuance
Total reserved shares of common stock for future issuance	11,635,301	[1]
2012 Employee Stock Purchase Plan
Common stock outstanding and reserved shares of common stock for future issuance
Total reserved shares of common stock for future issuance	5,000,000	[1]

[1]	Refer to Note 11 for a description of these plans.

Stock Awards - Additional Information (Detail) (USD $)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Sep. 09, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance			55,049,594
Options granted, exercisable period (years)			10 years
Compensation expense recognized, vesting term			48 months
Stock options subject to performance-based								275,808
Term of certain board-approved financial performance targets			1 year
Target achieved by executive officer			98.00%
Stock options eligible to vest			243,744
Stock-based compensation expense	$ 5,637,000	$ 1,121,000	$ 18,588,000	$ 4,224,000	$ 2,954,000	$ 545,000	$ 127,000
Estimated fair value of common stock			4,772
Total intrinsic value of options exercised	3,300,000	2,800,000	52,000,000	6,400,000	7,500,000	10,100,000	100,000
Weighted-average granted fair value of options	$ 40.3	$ 5.4	$ 49.1	$ 40.8	$ 17.7	$ 2.9	$ 1.6
Total unrecognized compensation cost, adjusted for estimated forfeitures, related to unvested stock options			75,300,000
Aggregate grant date fair value expected to be recognized over years			2 years 9 months 26 days
Weighted-average grant date fair value of the RSUs granted			$ 1.69
Compensation expense			30,800,000
June Two Thousand Twelve
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized, vesting term			3 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense recognized, vesting term			4 years
Aggregate grant date fair value expected to be recognized over years			4 years
Aggregate grant date fair value expected to be recognized			14,400,000
Weighted-average grant date fair value of the RSUs granted			$ 12.71
Compensation expense			1,400,000
Unrecognized compensation expense expected to be recognized			9,700,000
Aggregate grant date fair value expected to be recognized over years			3.49
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted to new employees vest, percentage per annum			25.00%
Compensation expense recognized, vesting term			3 years
Stock options vesting period			4 years
Stock-based compensation expense			$ 800,000
2005 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance			56,231,262
Stock options granted description			Stock options granted under our 2005 Stock Plan and the 2012 Plan to new employees generally vest 25% one year from the date the requisite service period begins and continue to vest monthly for each month of continued employment over the remaining three years. Options granted to members of our board of directors and to existing employees generally vest in 48 equal monthly installments. Options granted to members of our board of directors starting in June 2012 generally vest in 36 equal monthly installments. Options granted generally are exercisable for a period of up to 10 years.
Stock options granted to new employees vest, percentage per annum			25.00%
2005 Stock Plan and 2012 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted from the date the requisite service period begins and continue to vest, continued employment term period (years)			3 years
2012 Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance			5,000,000
Number of shares of common stock reserved for issuance, increase, description			January 1 of each calendar year, from January 1, 2013 through January 1, 2022, by up to 1% of the total number of shares of the common stock outstanding on December 31 of the preceding calendar year
Number of shares of common stock outstanding, increase, percentage			1.00%
Purchase price of common stock, percent			85.00%
Shares issued under 2012 ESPP			0
2012 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of common stock reserved for issuance			12,949,178
Number of shares of common stock reserved for issuance, increase, description			January 1 of each year, starting on January 1, 2013 and continuing through January 1, 2022, by up to 5% of the total number of shares of the common stock outstanding on December 31 of the preceding calendar year
Number of shares of common stock outstanding, increase, percentage			5.00%

Summary of stock option activity (Detail) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Summary of stock option activity
Number of Shares, Outstanding, Beginning Balance	26,326,394	39,601,640	16,520,984	19,164,000	16,333,664
Number of Shares, Granted	17,055,120	7,085,680	15,402,456	4,684,000	4,160,000
Number of Shares, Exercised	(1,469,118)	(5,523,840)	(4,279,456)	(7,036,768)	(348,328)
Number of Shares, Forfeited	(2,310,756)	(3,543,871)	(867,590)	(290,248)	(981,336)
Number of shares, Cancelled		(340,167)	(450,000)
Number of Shares, Outstanding, Ending Balance	39,601,640	37,279,442	26,326,394	16,520,984	19,164,000
Weighted-Average Exercise Price, Outstanding, Beginning Balance	$ 1.4	$ 2.2	$ 0.34	$ 0.07	$ 0.03
Number of Shares, Vested and expected to vest	38,723,419	36,593,833	26,025,366	16,175,929	18,842,329
Weighted-Average Exercise Price, Granted	$ 3.29	$ 13.48	$ 2.15	$ 1	$ 0.21
Number of Shares, Vested and exercisable	10,123,858	11,607,655	8,628,975	7,895,777	10,723,479
Weighted-Average Exercise Price, Exercised	$ 1.45	$ 0.61	$ 0.25	$ 0.03	$ 0.02
Weighted-Average Exercise Price, Forfeited	$ 1.61	$ 3.22	$ 0.87	$ 0.41	$ 0.05
Weighted-Average Exercise Price Cancelled		$ 1.9	$ 0.18
Weighted-Average Exercise Price, Outstanding, Ending Balance	$ 2.2	$ 4.48	$ 1.4	$ 0.34	$ 0.07
Weighted-Average Exercise Price, Vested and expected to vest	$ 2.17	$ 4.43	$ 1.39	$ 0.33	$ 0.06
Weighted-Average Exercise Price, Vested and exercisable	$ 0.57	$ 1.77	$ 0.35	$ 0.07	$ 0.03
Weighted-Average Remaining Contractual Life (Years)		8 years 6 months 4 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	8 years 7 months 10 days	8 years 6 months	8 years 4 months 13 days	7 years 8 months 19 days	7 years 9 months 4 days
Weighted-Average Remaining Contractual Term, Vested and exercisable	6 years 6 months 7 days	7 years 6 months 29 days	6 years 6 months 11 days	6 years 7 months 17 days	7 years 22 days
Aggregate Intrinsic Value, Outstanding		$ 1,274,895,101
Aggregate Intrinsic Value, Vested and expected to vest	109,458,847	1,253,278,350	31,601,963	14,458,066	4,079,780
Aggregate Intrinsic Value, Vested and exercisable	$ 44,821,224	$ 428,488,416	$ 19,421,343	$ 9,051,521	$ 2,748,003

Summary of Restricted Stock Activity (Detail) (USD $)	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Number of Shares, Outstanding, Beginning Balance
Number of Shares, Early exercised	1,469,118	5,523,840	4,279,456	7,036,768	348,328
Number of Shares, Outstanding, Ending Balance		1,134,851
Weighted-Average Grant Date Fair Value, Outstanding, Ending Balance		$ 1.69
Restricted Stock
Number of Shares, Outstanding, Beginning Balance
Number of Shares, Outstanding, Beginning Balance	415,488	578,616
Number of Shares, Early exercised	360,852	263,970	453,243
Number of Shares, Vested	(185,640)	(491,337)	(37,755)
Number of Shares, Repurchased	(12,084)	(2,084)
Number of Shares, Outstanding, Ending Balance	578,616	349,165	415,488
Weighted-Average Grant Date Fair Value, Outstanding, Beginning Balance	0.89	$ 1.21
Weighted-Average Grant Date Fair Value, Early exercised	1.29	$ 2.38	0.86
Weighted-Average Grant Date Fair Value, Vested	0.66	$ 1.5	0.58
Weighted-Average Grant Date Fair Value, Repurchased	0.74	$ 0.11
Weighted-Average Grant Date Fair Value, Outstanding, Ending Balance	1.21		0.89

Estimates Weighted-average Fair Value Per Share of Options Granted (Detail)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share Based Compensation [Line Items]
Expected volatility, minimum	56.00%	57.00%	54.00%	50.00%	50.00%		69.00%
Expected volatility, maximum	69.00%	67.00%	57.00%	69.00%	69.00%	65.00%	75.00%
Expected term (in years)	5 years 9 months	6 years 15 days	6 years 18 days	5 years 9 months 29 days	6 years 18 days	6 years 7 days	5 years 7 months 13 days
Risk-free interest rate, minimum	0.00%	1.43%	0.87%	0.00%	1.43%	2.57%	1.48%
Risk-free interest rate, maximum	1.92%	2.96%	1.18%	3.03%	2.96%	3.04%	3.77%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Employee Stock Purchase Plan
Share Based Compensation [Line Items]
Expected volatility			42.00%
Expected term (in years)			1 month 28 days
Risk-free interest rate			0.16%

Stock - Based Compensation - Additional Information (Detail)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share Based Compensation [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Calculation of Basic and Diluted Net Income (Loss) Per Share Attributable to Common Stockholders (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Numerator:
Net income (loss)	$ (6,684)	$ 4,803	$ (27,417)	$ 5,148	$ 9,830	$ (29,705)	$ (5,906)
Accretion of redeemable convertible preferred stock	(312)	(320)	(308)	(471)	(633)	(640)	(625)
Net income attributable to participating securities		(3,721)		(3,788)	(7,558)
Net income (loss) attributable to common stockholders - Basic	(6,996)	762	(27,725)	889	1,639	(30,345)	(6,531)
Undistributed earnings reallocated to participating securities		349		361	671
Net income (loss) attributable to common stockholders - Diluted	$ (6,996)	$ 1,111	$ (27,725)	$ 1,250	$ 2,310	$ (30,345)	$ (6,531)
Denominator:
Weighted-average shares outstanding - Basic	21,104,219	17,156,445	57,089,411	19,695,440	18,163,977	23,157,576	39,039,066
Effect of potentially dilutive securities:
Common stock options		10,465,912		10,917,099	9,931,509
Weighted-average shares outstanding - Diluted	21,104,219	27,622,357	57,089,411	30,612,539	28,095,486	23,157,576	39,039,066
Net income (loss) per share attributable to common stockholders:
Basic	$ (0.33)	$ 0.04	$ (0.49)	$ 0.05	$ 0.09	$ (1.31)	$ (0.17)
Diluted	$ (0.33)	$ 0.04	$ (0.49)	$ 0.04	$ 0.08	$ (1.31)	$ (0.17)

Summary of Potentially Dilutive Securities (Detail)	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	123,883,272	91,593,860	39,232,162	92,540,254	91,421,757	100,224,000	79,356,752
Common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	39,601,640	7,890,844	37,279,442	8,548,888	7,635,190	16,520,984	19,164,000
Warrant
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities							414,816
Convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	83,703,016	83,703,016		83,703,016	83,703,016	83,703,016	59,777,936
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities			1,134,851
Common stock subject to repurchase
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities	578,616		349,165	288,350	83,551
Employee Stock Purchase Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potentially dilutive securities			468,704

Components of Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Current provision:
Federal	$ 325	$ 111	$ 62
State	396	449	988	2	5
Foreign	329	93	286	278	43
Total Current provision	1,050	653	1,336	280	48
Deferred provision:
Federal	22
State	3
Foreign
Total Deferred provision	25
Provision for income taxes	$ 1,075	$ 653	$ 1,336	$ 280	$ 48

Components of Income (Loss) From Continuing Operations Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes [Line Items]
United States	$ (1,375)	$ 5,368			$ 10,585	$ (29,602)	$ (5,864)
Foreign	(4,234)	88			581	177	6
Income (loss) before provision for income taxes	$ (5,609)	$ 5,456	$ (26,898)	$ 6,000	$ 11,166	$ (29,425)	$ (5,858)

Reconciliation of Federal Income Tax Rate (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended				12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Income Tax [Line Items]
Tax computed at the federal statutory rate	$ (1,907)		$ 1,857		$ 3,799		$ (10,005)		$ (1,991)
State taxes, net of federal benefit	82		122		250		(359)		(312)
Tax rate differential for international subsidiaries	1,589	[1]	(23)	[1]	(47)	[1]	(13)	[1]	(1)	[1]
Stock-based compensation	978		244		727		149		50
Tax credits	(378)		(150)		(409)		(282)		(677)
Tax contingencies	178		74		171		265		194
Permanent differences	244		120		305		411		226
Change in state rate	8		295		662		(1,170)		32
Other	146		379		344		117		(15)
Valuation allowance	135		(2,265)		(4,466)		11,167		2,542
Provision for income taxes	$ 1,075		$ 653		$ 1,336		$ 280		$ 48

[1]	The change in the impact of the tax rate differential for international jurisdictions is primarily attributable to a change in the mix of income/loss from the United States to international jurisdictions with different income tax rates compared to the United States.

Reconciliation of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Deferred tax assets:
Net operating losses	$ 4,182	$ 9,936	$ 15,731
Deferred revenue	8,434	2,397	848
Accrued state taxes	28	286
Accrued expenses	672	363	416
Deferred rent	201	183	128
Credit carryforwards	1,357	858	781
Incentive from lessor	1,023	1,096
Stock-based compensation	1,333	345
Other	1,130	461	409
Total deferred tax assets	18,360	15,925	18,313
Less valuation allowance	(13,829)	(13,694)	(18,160)
Deferred Tax Assets Net	4,531	2,231	153
Deferred tax liabilities:
Accrued expenses
Property and equipment	(4,531)	(2,231)	(153)
Net deferred tax assets

Income Taxes - Additional Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Jul. 01, 2012	Dec. 31, 2010	Jun. 30, 2009	Jun. 30, 2008
Income Taxes [Line Items]
Net operating losses, Federal	$ 13,100,000
Net operating losses, State	39,400,000
Tax credit carryforwards	1,357,000	858,000	781,000
Valuation allowance comparison	100,000	4,500,000	11,200,000
Increase aggregate ownership of stockholders in stock	50.00%
Undistributed earnings of foreign corporations not included in consolidated federal income tax returns	800,000	800,000	200,000
Total unrecognized tax benefit	710,000	519,000	374,000	500,000	447,000	185,000	98,000
Interest and penalties associated with unrecognized tax benefits	200,000
Federal
Income Taxes [Line Items]
Tax credit carryforwards	900,000
Net operating losses, Expiration	2024
Net Operating Losses Relate to Stock Based Compensation	6,800,000
Research credit carryforwards	900,000
State
Income Taxes [Line Items]
Tax credit carryforwards	900,000
Net operating losses, Expiration	2018
Net Operating Losses Relate to Stock Based Compensation	4,200,000
Research credit carryforwards	$ 900,000

Reconciliation of Beginning and Ending Balance of Total Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jul. 01, 2012
Reconciliation of beginning and ending balance of total unrecognized tax benefits
Beginning balance	$ 519	$ 374	$ 374	$ 185	$ 98	$ 500
Additions	191	73	145	189	87
Reductions
Ending balance	$ 710	$ 447	$ 519	$ 374	$ 185	$ 500

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					3 Months Ended
	Apr. 30, 2012	Jun. 30, 2009	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010	Mar. 31, 2012 Series D convertible preferred stock
Related Party Transaction [Line Items]
Loan in exchange for a non-interest bearing promissory note		$ 6,000,000
Common stock repurchased and subsequently cancelled							23,510,264
Stock repurchased and retired during period shares from founder family and chief financial officer							18,436,000
Offsetting liability withholding taxes plus potential interest and penalties			5,300,000
Prepaid expenses and other current assets representing withholding taxes			5,300,000	5,300,000	5,300,000	5,300,000
Tax paid	$ 5,300,000

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended				1 Months Ended	6 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Sep. 30, 2012 Facility Closing	Feb. 29, 2012 San Diego sqft	Dec. 31, 2011 Cost Of Revenues	Dec. 31, 2010 Cost Of Revenues	Sep. 30, 2012 Cost Of Revenues	Sep. 30, 2011 Cost Of Revenues	Jun. 30, 2011 Cost Of Revenues	Jun. 30, 2010 Cost Of Revenues	Jun. 30, 2009 Cost Of Revenues	Sep. 30, 2012 Office Space sqft Y	Nov. 08, 2012 Office Space Subsequent Event Y sqft
Operating Leased Assets [Line Items]
Rent expense	$ 1.2	$ 0.5	$ 3	$ 2.3	$ 2.3	$ 1.1	$ 0.9			$ 3.7	$ 2.1	$ 9.2	$ 4.4	$ 4.8	$ 2.7	$ 1.3
Termination fee				0.7	0.7
Area of building under lease									94,543								43,590	148,704
Approximated amount for minimum operating lease commitments			10.2						13.7								10.5	48.8
Operating lease period																	10.5	11
Office space leased area for first year																	17,857
Cease-use loss			0.2
Facility exit obligation			$ 3					$ 3

Annual Future Minimum Payments Under Operating Leases / Facility Exit Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Annual future minimum payments under these operating leases
Remaining three months ended December 31, 2012	$ 3,898	$ 11,079
2013	13,569	10,834
2014	10,476	5,679
2015	5,383	1,921
2016	5,044	1,661
Thereafter	18,392	3,603
Total minimum lease payments	56,762	34,777
Data Centers
Annual future minimum payments under these operating leases
Remaining three months ended December 31, 2012	2,982	8,284
2013	8,174	8,587
2014	5,314	3,270
2015	546	197
Total minimum lease payments	17,016	20,338
Leasehold Improvements
Annual future minimum payments under these operating leases
Remaining three months ended December 31, 2012	916	2,795
2013	5,395	2,247
2014	5,162	2,409
2015	4,837	1,724
2016	5,044	1,661
Thereafter	18,392	3,603
Total minimum lease payments	$ 39,746	$ 14,439

Revenues by Geographic Area, Based on Billing Location of Customer (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Revenues by geography
Revenues	$ 73,375	$ 37,944	$ 168,550	$ 88,894	$ 92,641	$ 43,329	$ 19,315
North America
Revenues by geography
Revenues	51,901	27,919	120,124	65,929	69,333	31,396	14,062
Europe
Revenues by geography
Revenues	18,842	8,693	42,027	21,856	20,093	10,708	5,018
Asia Pacific and other
Revenues by geography
Revenues	$ 2,632	$ 1,332	$ 6,399	$ 1,109	$ 3,215	$ 1,225	$ 235

Long-lived Assets by Geographic Area (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting Information [Line Items]
Long-lived assets	$ 39,086	$ 20,695	$ 9,467	$ 1,698
North America
Segment Reporting Information [Line Items]
Long-lived assets	28,561	15,820	7,859	1,013
Europe
Segment Reporting Information [Line Items]
Long-lived assets	9,320	4,537	1,391	500
Asia Pacific and other
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,205	$ 338	$ 217	$ 185

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended			1 Months Ended		3 Months Ended	1 Months Ended		9 Months Ended	1 Months Ended
	Jul. 31, 2012	May 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Feb. 21, 2012 Private Placement	Apr. 27, 2012 Entity Second Incorporation Date	Mar. 30, 2012 Employee Stock Plan, 2005 Plan	May 31, 2012 Employee	Apr. 30, 2012 Employee	Sep. 30, 2012 Office Space Y sqft	Feb. 21, 2012 Stockholder Private Placement	Nov. 08, 2012 Subsequent Event Office Space Y sqft	May 31, 2012 Former Employees	Apr. 30, 2012 Former Employees	Mar. 27, 2012 Former Employees	Feb. 24, 2012 Preferred Stock
Subsequent Event [Line Items]
Common Stock Issued, shares	13,397,500							1,750,980						700,000
Common Stock Issued, value				$ 17,848,000				$ 17,900,000
Common Stock Issued,per share value								$ 10.2
Repayment of Tax																			5,300,000
Stock repurchased and canceled																35,000	42,498	100,000
Stock option granted, per share				$ 0.85							$ 12.45	$ 11				$ 11.5	$ 11.5	$ 10
Stock Option granted			17,055,120	7,085,680	15,402,456	4,684,000	4,160,000			2,959,500	799,750	793,000
Stock option grant, per share minimum										$ 6.5
Stock option grant, per share maximum										$ 10.35
RSUs Granted										1,000,000
Restricted Stock Units Vesting Period				48 months						4 years
Restated entity incorporation date									Apr 27, 2012
Employee Stock Purchase Plan description									Restated Bylaws, 2012 Equity Incentive Plan and the 2012 Employee Stock Purchase Plan, each to become effective in connection with the IPO.
Reincorporation Description		In May 2012, we reincorporated into Delaware as ServiceNow, Inc.
Area of building under lease													43,590		148,704
Operating lease period													10.5		11
Approximated amount for minimum operating lease commitments				$ 10,200,000									$ 10,500,000		$ 48,800,000